As filed with the Securities and Exchange Commission on January 28, 2013

Securities Act File No. 333-118634
Investment Company Act File No. 811-21625

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	21	[	X	]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	23	[	X	]

Intrepid Capital Management Funds Trust
(Exact Name of Registrant as Specified in Charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, Florida 32250
(Address of Principal Executive Office) (Zip Code)

(904) 246-3433
(Registrant’s Telephone Number, Including Area Code)

Mark F. Travis
Intrepid Capital Management, Inc.
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, Florida 32250
 (Name and Address of Agent for Service)

With copy to:
Peter Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202-5306

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b).
[X]	on January 31, 2013 pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 21 to the Registration Statement of Intrepid Capital Management Funds Trust (the “Trust”) is being filed for the purpose of updating annual financial information.

Intrepid Capital Fund
Institutional Class (Ticker: ICMVX)
Investor Class (Ticker: ICMBX)

Intrepid Small Cap Fund
Institutional Class (Ticker: ICMZX)
Investor Class (Ticker: ICMAX)

Intrepid Income Fund
Institutional Class (Ticker: ICMUX)
Investor Class (Ticker: ICMYX)

Intrepid All Cap Fund
Investor Class (Ticker: ICMCX)
Institutional Class (not currently offered)

Prospectus
January 31, 2013

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SUMMARY SECTION	1
Intrepid Capital Fund	1
Intrepid Small Cap Fund	5
Intrepid Income Fund	9
Intrepid All Cap Fund	13
MORE INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES, PRINCIPAL RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS	17
DISCLOSURE OF PORTFOLIO HOLDINGS	19
MANAGEMENT OF THE FUNDS	19
SHARE PRICES OF THE FUNDS	20
PURCHASING SHARES	21
REDEEMING SHARES	25
EXCHANGING SHARES	29
DIVIDENDS, DISTRIBUTIONS AND TAXES	29
INDEX DESCRIPTIONS	30
FINANCIAL HIGHLIGHTS	32
PRIVACY POLICY	PN-1

SUMMARY SECTION

Intrepid Capital Fund

Investment Objective: The Intrepid Capital Fund (the “Fund”) seeks long-term capital appreciation and high current income.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class	Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distributions and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.20%	0.20%
Total Annual Fund Operating Expenses	1.45%	1.20%
Fee Waiver and/or Expense Reimbursement(2)	-0.04%	-0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.41%	1.16%
(1)
“Other Expenses” includes Acquired Fund Fees and Expenses (“AFFE”), which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds.  The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the statutory prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as AFFE.

(2)
Intrepid Capital Management, Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding AFFE) do not exceed 1.40% of the average daily net assets for the Investor Class shares of the Fund, and do not exceed 1.15% of the average daily net assets for the Institutional Class shares of the Fund.  This agreement will continue in effect until January 31, 2014, with successive renewal terms of one year unless terminated by the Board of Trustees prior to any such renewal.  The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding AFFE) do not exceed 1.40% of average daily net assets for the Investor Class and do not exceed 1.15% of the average daily net assets for the Institutional Class in the year of reimbursement. “Other Expenses” are presented before any waivers or expense reimbursements.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$144	$455	$788	$1,732
Institutional Class	$118	$377	$656	$1,451

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies: Under normal conditions, the Fund invests primarily in undervalued small and mid capitalization (i.e., less than $15 billion of market capitalization) equity securities and high yield securities (also known as “junk bonds”). The Fund believes an equity security is undervalued if the market value of the outstanding equity security is less than the intrinsic value of the company issuing the equity security.

The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate. After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet. The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates.  The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry.

The Fund’s investments in high yield securities will not be limited in duration, but typically will be in securities having a duration of two to six years at the time of purchase.  Duration is a measure of a debt security’s price sensitivity, taking into account a debt security’s cash flows over time.  For example, a security with a duration of five would likely drop five percent in value if interest rates rose one percentage point.

Additionally, the Fund’s investments in high yield securities will not be limited in credit rating, but typically will be in securities rated below-investment grade by a nationally recognized statistical rating agency.  The Fund believes that these securities may be attractively priced relative to their risk because many institutional investors do not purchase less than investment grade debt securities.

In certain market conditions, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time. The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional securities.

Principal Risks:  There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The following risks could affect the value of your investment:

•	Market Risk: The risk that certain stocks and high yield securities selected for the Fund’s portfolio may decline in value more than the overall stock market;
•
Small and Medium Capitalization Company Risk: The Fund invests in small and medium capitalization companies that tend to be more volatile and less liquid than large capitalization companies, which can negatively affect the Fund’s ability to purchase or sell these securities.  Small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies;

•
Value Investing Risk:  The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the investment adviser believes are their full value;

•
Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund’s shares;

•	Interest Rate Risk: The risk associated with a trend of increasing interest rates which results in drop in value of the bonds and other debt securities;

•
Credit Risk: The risk of investing in bonds and debt securities whose issuers may not able to make interest and principal payments.  In turn, issuers’ inability to make payments may lower the credit quality of the security and lead to greater volatility in the price of the security;

•
High Yield Risk: The risk of loss on investments in high yield securities or “junk bonds.” These securities are rated below investment grade, are usually less liquid, have greater credit risk than investment grade debt securities, and their market values tend to be volatile.  They are more likely to default than investment grade securities when adverse economic and business conditions are present.

•	Cash Position Risk. The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.

Performance: The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares (the Class with the longest period of annual returns).  The table shows how the Fund’s average annual returns over time compare with those of a broad measure of market performance, as well as additional indices that reflect the market sectors in which the Fund invests.  The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

Intrepid Capital Fund – Investor Class
Calendar Year Total Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	June 30, 2009	13.70%
Worst Quarter	December 31, 2008	-13.55%

Average Annual Total Returns (For the periods ended December 31, 2012)
	1 Year	5 Years	Since Investor Class Inception (January 3, 2005)	Since Institutional Class Inception (April 30, 2010)
Investor Class
Return Before Taxes	10.95%	7.52%	6.92%	N/A
Return After Taxes on Distributions	9.56%	6.09%	5.64%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	7.73%	5.79%	5.43%	N/A
Institutional Class
Return Before Taxes	11.20%	N/A	N/A	7.29%

Average Annual Total Returns (For the periods ended December 31, 2012 )
	1 Year	5 Years	Since Investor Class Inception (January 3, 2005)	Since Institutional Class Inception (April 30, 2010)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	4.33%	9.46%
Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	15.58%	10.01%	8.28%	10.22%
Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	4.82%	6.06%	5.45%	6.46%
Bank of America Merrill Combined Index (60% S&P 500/40% Bank of America Merrill Lynch) (reflects no deduction for fees, expenses or taxes)	15.92%	5.12%	6.03%	9.90%
Barclays Combined Index (60% S&P 500/40% Barclays U.S. Government/Credit Index) (reflects no deduction for fees, expenses or taxes)	11.58%	3.87%	5.11%	8.62%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

Management

Investment Adviser: Intrepid Capital Management, Inc. is the investment adviser for the Fund.

Portfolio Managers: All of the investment decisions by the Adviser for the Fund are made by a team of four investment professionals led by Mark Travis.  Mark Travis is a founder and has been the President of the Adviser since 1994.  Gregory Estes, CFA®, has been a Vice President and portfolio manager for the Adviser since 2000.  Jayme Wiggins, CFA®, rejoined the Adviser in 2010 as a Vice President and portfolio manager following completion of his MBA degree (Mr. Wiggins’ prior service to the Adviser dated from 2002 to 2008).  Jason Lazarus, CFA®, joined the Adviser in 2008 as a research analyst and became a portfolio manager in 2011.

Purchasing Shares: Investors may purchase, exchange or redeem Fund shares by mail at Intrepid Capital Management Funds Trust, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-5207, or by telephone at 1-866-996-FUND.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund is $2,500 for Investor Class shares and $250,000 for Institutional Class shares.  Subsequent investments in the Investor Class or Institutional Class shares of the Fund may be made with a minimum investment of $100.

Tax Information: The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

Intrepid Small Cap Fund

Investment Objective: The Intrepid Small Cap Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class	Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distributions and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.20%	0.20%
Total Annual Fund Operating Expenses	1.45%	1.20%
Fee Waiver and/or Expense Reimbursement(2)	-0.04%	-0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.41%	1.16%
(1)
“Other Expenses” includes Acquired Fund Fees and Expenses (“AFFE”), which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the statutory prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as AFFE.

(2)
Intrepid Capital Management, Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse the Investor Class shares of the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding AFFE) do not exceed 1.40% of the average daily net assets for the Investor Class, and do not exceed 1.15% of the average daily net assets for the Institutional Class shares of the Fund.  This agreement will continue in effect until January 31, 2014 with successive renewal terms of one year unless terminated by the Board of Trustees prior to any such renewal.  The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding AFFE) for the Investor Class shares do not exceed 1.40% and for Institutional Class shares do not exceed 1.15% of the Fund’s average daily net assets in the year of reimbursement. “Other Expenses” are presented before any waivers or expense reimbursements.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$144	$455	$788	$1,732
Institutional Class	$118	$377	$656	$1,451

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies: Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. The Fund defines small capitalization companies to include companies having a capitalization that does not exceed the upper limit of the capitalization ranges of the highest of the Russell 2000 Index, the S&P SmallCap 600 Index or the Dow Jones US Small Cap Total Stock Market Index during the most recent 12 months.  For the 12 months ended December 31, 2012 this limit was approximately $4.84 billion.

The Fund invests in undervalued equity securities and believes an equity security is undervalued if the market value of the outstanding equity security is less than the intrinsic value of the company issuing the equity security.  The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate. After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet. The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates.  The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry.  In determining the presence of these factors, the Fund’s investment adviser reviews periodic reports filed with the Securities and Exchange Commission as well as industry publications.  The Fund may engage in short-term trading.

In certain market conditions, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time. The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional securities.

Principal Risks: There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The following risks could affect the value of your investment:

•	Market Risk: The risk that certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market;
•
Value Investing Risk:  The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the investment adviser believes are their full value;

•
Small-Capitalization Risk:  The risk of investing in the stocks of smaller companies.  Small companies can be more sensitive to changing economic conditions.  Stocks of smaller companies are more volatile, often have less trading volume than those of larger companies and are more difficult to sell at quoted market prices;

•
Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund’s shares;

•	Cash Position Risk. The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.
•
High Portfolio Turnover Risk: High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) which a Fund must pay, and will increase realized gains (or losses) to investors, which may lower a Fund's after-tax performance.

Performance: The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares (the Class with the longest period of annual returns).  The table shows how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

Intrepid Small Cap Fund – Investor Class
Calendar Year Total Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	June 20, 2009	22.51%
Worst Quarter	September 30, 2011	-9.11%

Average Annual Total Returns (For the periods ended December 31, 2012 )
	1 Year	5 Years	Since Investor Class Inception (October 3, 2005)	Since Institutional Class Inception (November 3, 2009)
Investor Class
Return Before Taxes	8.87%	11.35%	11.51%	N/A
Return After Taxes on Distributions	6.71%	9.53%	10.02%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	6.58%	9.06%	9.44%	N/A
Institutional Class
Return Before Taxes	9.08%	N/A	N/A	11.35%
Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	4.73%	14.98%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

Management

Investment Adviser: Intrepid Capital Management, Inc. is the investment adviser for the Fund.

Portfolio Managers: All of the investment decisions by the Adviser for the Fund are made by a team of professionals led by Jayme Wiggins, CFA®.  Mr. Wiggins rejoined the Adviser in 2010 as a Vice President and portfolio manager following completion of his MBA degree (Mr. Wiggins’ prior service to the Adviser dated from 2002 to 2008).  Mark Travis is a founder and has been the President of the Adviser since 1994.  Gregory Estes, CFA®, has been a Vice President and portfolio manager for the Adviser since 2000.

Purchasing Shares: Investors may purchase, exchange or redeem Fund shares by mail at Intrepid Capital Management Funds Trust, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-5207, or by telephone at 1-866-996-FUND.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund is $2,500 for Investor Class shares and $250,000 for Institutional Class shares.  Subsequent investments in the Investor Class or Institutional Class shares of the Fund may be made with a minimum investment of $100.

Tax Information: The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

Intrepid Income Fund

Investment Objective: The Intrepid Income Fund (the “Fund”) seeks high current income and capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class	Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distributions and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.27%	0.27%
Total Annual Fund Operating Expenses	1.27%	1.02%
Fee Waiver and/or Expense Reimbursement(2)	-0.11%	-0.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.16%	0.91%
(1)
“Other Expenses” includes Acquired Fund Fees and Expenses (“AFFE”), which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund in the table above differ from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the statutory prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as AFFE.

(2)
Intrepid Capital Management, Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding AFFE) do not exceed 1.15% of the Fund’s average daily net assets for the Investor Class shares of the Fund, and do not exceed 0.90% of the average daily net assets for the Institutional Class shares.  This agreement will continue in effect until January 31, 2014, with successive renewal terms of one year unless terminated by the Board of Trustees prior to any such renewal.  The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding AFFE) do not exceed 1.15% of average daily net assets for the Investor Class and do not exceed 0.90% of average daily net assets for the Institutional Class in the year of reimbursement. “Other Expenses” are presented before any waivers or expense reimbursements.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$118	$392	$686	$1,524
Institutional Class	$93	$314	$553	$1,238

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies: Under normal conditions, the Fund primarily invests (up to 100% of its net assets) in high yield securities (also known as “junk bonds”).  High yield securities typically pay high current interest.  They also offer the potential for capital appreciation when purchased at a discount to par value or when favorable company-specific events occur or changes in interest rates increase the price in the short-term.  The Fund’s investments in high yield securities will not be limited in duration, but typically will be in securities having a duration of two to six years at the time of purchase.  Duration is a measure of a debt security’s price sensitivity taking in to account a debt security’s cash flows over time.  For example, a security with a duration of five would likely drop five percent in value if interest rates rose one percentage point.  The Fund’s investments in high yield securities will not be limited in credit rating, but typically will be in securities rated below investment grade by a nationally recognized statistical rating agency.  The Fund believes that these securities may be attractively priced relative to their risk because many institutional investors do not purchase less than investment grade debt securities.  When the spread between the interest rates earned on high yield securities and the interest rates earned on investment grade debt securities narrows, the Fund may invest in investment grade debt securities and money market instruments.  The investment grade debt securities in which the Fund invests typically will have a duration of two to six years.

In certain market conditions, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time. The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional securities.

Principal Risks:  There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The following risks could affect the value of your investment:

•	Market Risk: The risk that certain high yield securities selected for the Fund’s portfolio may decline in value more than the overall stock market;
•
Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund’s shares;

•	Interest Rate Risk: The risk associated with a trend of increasing interest rates which results in drop in value of the bonds and other debt securities;
•
Credit Risk: The risk of investing in bonds and debt securities whose issuers may not able to make interest and principal payments.  In turn, issuers’ inability to make payments may lower the credit quality of the security and lead to greater volatility in the price of the security;

•	Cash Position Risk. The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.
•
High Yield Risk: The risk of loss on investments in high yield securities or “junk bonds.” These securities are rated below investment grade, are usually less liquid have greater credit risk than investment grade debt securities, and their market values tend to be volatile.  They are more likely to default than investment grade securities when adverse economic and business conditions are present.

Performance: The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares (the Class with the longest period of annual returns).  The table shows how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

Intrepid Income Fund – Investor Class
Calendar Year Total Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	June 30, 2009	9.48%
Worst Quarter	December 31, 2008	-11.89%

Average Annual Total Returns (For the periods ended December 31, 2012 )
	1 Year	5 Years	Since Investor Class Inception (June 2, 2007)	Since Institutional Class Inception (August 16, 2010)
Investor Class
Return Before Taxes	5.82%	5.27%	4.95%	N/A
Return After Taxes on Distributions	4.04%	3.37%	3.05%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	3.90%	3.40%	3.12%	N/A
Institutional Class
Return Before Taxes	6.09%	N/A	N/A	5.79%
Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	15.58%	10.01%	8.91%	11.03%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.   In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

Management

Investment Adviser: Intrepid Capital Management, Inc. is the investment adviser for the Fund.

Portfolio Managers: All of the investment decisions by the Adviser for the Fund are made by a team of three investment professionals.  Jason Lazarus, CFA®, and Ben Franklin, CFA®, have been the co-lead portfolio managers of the Fund since 2011.  Mr. Lazarus and Mr. Franklin each joined the Adviser in 2008, serving as research analysts.   Mark Travis is a founder and has been the President of the Adviser since 1994.

Purchasing Shares: Investors may purchase, exchange or redeem Fund shares by mail at Intrepid Capital Management Funds Trust, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-5207, or by telephone at 1-866-996-FUND.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund is $2,500 for Investor Class shares and $250,000 for Institutional Class shares.  Subsequent investments in the Investor Class or Institutional Class shares of the Fund may be made with a minimum investment of $100.

Tax Information: The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

Intrepid All Cap Fund

Investment Objective:  The Intrepid All Cap Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class	Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distributions and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.35%	0.35%
Total Annual Fund Operating Expenses	1.60%	1.35%
Fee Waiver and/or Expense Reimbursement(2)	-0.20%	-0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.40%	1.15%
(1)	“Other Expenses” for the Institutional Class shares are based on estimated expenses for the Investor Class shares.
(2)
Intrepid Capital Management, Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses) do not exceed 1.40% of the Fund’s average daily net assets for the Investor Class shares of the Fund, and do not exceed 1.15% of the average daily net assets for the Institutional Class shares.  This agreement will continue in effect until January 31, 2014, with successive renewal terms of one year unless terminated by the Board of Trustees prior to any such renewal.  The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses) do not exceed 1.40% of average daily net assets for the Investor Class and do not exceed 1.15% of average daily net assets for the Institutional Class in the year of reimbursement. “Other Expenses” are presented before any waivers or expense reimbursements.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$143	$485	$852	$1,883
Institutional Class	$117	$408	$720	$1,606

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies: Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies of any size capitalization. The Fund invests in undervalued equity securities and believes an equity security is undervalued if the market value of the outstanding equity security is less than the intrinsic value of the company issuing the equity security.  The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate.  After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet.  The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates.  The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry.  In determining the presence of these factors, the Fund’s investment adviser reviews periodic reports filed with the Securities and Exchange Commission as well as industry publications.

In certain market conditions, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time. The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional securities.

Principal Risks: There is a risk that you could lose all or a portion of your investment in the Fund.  This risk may increase during times of significant market volatility.  The following risks could affect the value of your investment:

•	Market Risk: The risk that certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market;
•
Small and Medium Capitalization Company Risk: The Fund may invest in small and medium capitalization companies that tend to be more volatile and less liquid than large capitalization companies, which can negatively affect the Fund’s ability to purchase or sell these securities.  Small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies;

•
Value Investing Risk:  The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the investment adviser believes are their full value;

•
Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund’s shares;

•	Cash Position Risk. The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.

Performance: The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares.  The table shows how the Fund’s average annual returns over time compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests.  No performance information is available for the Institutional Class shares since that class had not commenced operations as of the date of this prospectus. The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

Intrepid All Cap Fund – Investor Class
Calendar Year Total Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	June 30, 2009	14.85%
Worst Quarter	December 31, 2008	-17.56%

Average Annual Total Returns (For the periods ended December 31, 2012 )
	1 Year	5 Years	Since Inception (October 31, 2007)
Investor Class
Return Before Taxes	10.51%	5.20%	3.93%
Return After Taxes on Distributions	8.56%	4.09%	2.86%
Return After Taxes on Distributions and Sale of Fund Shares	7.67%	4.01%	2.92%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	0.64%
Russell 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	0.95%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.   In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Management

Investment Adviser: Intrepid Capital Management, Inc. is the investment adviser for the Fund.

Portfolio Managers: All of the investment decisions by the Adviser for the Fund are made by a team of three investment professionals led by Gregory Estes, CFA®.  Gregory Estes has been a Vice President and portfolio manager for the Adviser since 2000.  Mark Travis is a founder and has been the President of the Adviser since 1994.  Jayme Wiggins, CFA®, rejoined the Adviser in 2010 as a Vice President and portfolio manager following completion of his MBA degree (Mr. Wiggins’ prior service to the Adviser dated from 2002 to 2008).

Purchasing Shares: Investors may purchase, exchange or redeem Fund shares by mail at Intrepid Capital Management Funds Trust, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-5207, or by telephone at 1-866-996-FUND.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund is $2,500 for Investor Class shares and $250,000 for Institutional Class shares.  Subsequent investments in the Investor Class or Institutional Class shares of the Fund may be made with a minimum investment of $100.

Tax Information: The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES,
PRINCIPAL RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVE

Please remember that an investment objective is not a guarantee. An investment in one of the Funds might not appreciate and investors could lose money. Each Fund may change its investment objective without obtaining shareholder approval.

The Intrepid Small Cap Fund has a non-fundamental investment policy during normal market conditions to invest at least 80% of its net assets in equity securities of small capitalization companies and the Intrepid All Cap Fund has a non-fundamental policy during normal market conditions to invest at least 80% of its net assets in equity securities.  Each of these Funds will provide a 60 day notice to its shareholders before implementing a change in policy.

Each Fund may hold in excess of 25% of its assets in cash or cash equivalents at any time or for an extended time. To the extent a Fund holds assets in cash (or cash equivalents) and is otherwise uninvested, the ability of the Fund to meet its objective may be limited.  The Adviser will determine the amount of the Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances, including holding cash for temporary defensive positions as discussed below. A Fund’s cash levels are likely to increase in market environments in which the Adviser struggles to find undervalued investments because portfolio sale decisions are made based on valuation and are independent of whether the Fund has found a replacement idea. This can reduce a Fund’s performance in rising markets.

Each Fund may, in response to adverse market, economic or other conditions, take temporary defensive positions. Typically these adverse conditions will result in a Fund having difficulty finding qualifying investments. A temporary defensive position means a Fund will invest some or all of its assets in money market instruments such as U.S. Treasury Bills, commercial paper or repurchase agreements (cash). A Fund may maintain a temporary defensive position for prolonged periods, until such time as it can find securities that meet its investment criteria. Even when a Fund is not taking a temporary defensive position, or the Adviser has not determined that is advisable to hold a significant cash position, the Fund will still hold some cash so that it can pay expenses, satisfy redemption requests, or take advantage of investment opportunities.

PRINCIPAL INVESTMENT STRATEGIES

Equity Security Investments

Under normal conditions, each of the Intrepid Capital Fund, the Intrepid Small Cap Fund and the Intrepid All Cap Fund typically will hold equity securities of approximately 25 to 100 different companies.  Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts.  When limiting their holdings to a relatively small number of positions, these Funds will invest in only the best ideas of the Adviser.  However, so limiting the number of holdings may cause the performance of each Fund to be more volatile as each position is likely to have a more meaningful impact on performance than if the Fund had invested in a greater number of securities.

Each Fund typically will hold a position until either the price reaches the target valuation level or the Fund determines that the price is unlikely to reach that level.  Each Fund may hold stocks for several years or longer, if necessary.

High Yield Security Investments

Under normal conditions, the Intrepid Capital Fund will typically hold high yield securities (also known as “junk bonds”) of approximately 10-40 companies with approximately 20% to 60% of the Intrepid Capital Fund’s total assets held in such high yield securities.  The Intrepid Income Fund typically will hold high yield securities of approximately 10-40 companies.  The Intrepid Capital Fund and the Intrepid Income Fund normally will not purchase high yield securities that are rated lower than “CCC” by Standard & Poor’s® (“S&P®”) or at least “Caa” by Moody’s Investors Service®, Inc. (“Moody’s”).  Notwithstanding the foregoing, the Intrepid Income Fund may purchase or hold securities in default if it believes the default will be cured and the Intrepid Capital Fund may purchase or hold securities in default if it believes the default will be cured or in situations where the Intrepid Capital Fund believes it is more appropriate to evaluate the security as if it were an equity investment.

The investments of the Intrepid Capital Fund and the Intrepid Income Fund in high yield securities are a means of attempting to achieve returns that exceed those of five-year treasury securities.  In purchasing high yield securities, these Funds examine the universe of all high yield corporate bonds seeking those that are attractively priced relative to their risk.  In assessing risk these Funds independently assess many of the same factors considered by S&P and Moody’s.  In evaluating price the Funds typically consider the lowest possible yield that could be realized in owning the security, assuming it does not default.  These Funds often purchase high yield securities shortly after a credit downgrade to less than investment grade.  At such times, many institutional investors may be required to sell such securities creating a selling demand that might result in more attractive pricing.  Each of these Funds will sell a high yield security if the yield no longer compensates owners for the risks of holding the security or if other securities are more attractively priced relative to their risk.  The former might occur if the credit weakens and the latter might occur if the issuer’s business outlook improves and the security’s yield declines.

PRINCIPAL RISKS OF INVESTING IN EACH FUND

Investors in the Funds may lose money. There are risks associated with the types of securities in which the Funds invest. These risks include “Market Risk,” “Small-Cap Risk,” “Value Investing Risk,” “Non-Diversification Risk,” “Interest Rate Risk,” “Credit Risk,” “High Yield Risk,” “High Portfolio Turnover Risk” and “Cash Position Risk.”  Each of the Funds has similar exposure to “Market Risk,” “Non-Diversification Risk” and Cash Position Risk.” Each of the Intrepid Capital Fund, the Intrepid Small Cap Fund and the Intrepid All Cap Fund has exposure to “Small and Medium Capitalization Risk” and “Value Investing Risk” with the Small Cap Fund having a somewhat greater exposure to “Small and Medium Capitalization Risk” because it invests a higher percentage of its net assets in equity securities of small capitalization companies.  Each of the Intrepid Capital Fund and the Intrepid Income Fund is subject to “Interest Rate Risk,” “Credit Risk” and “High Yield Risk.”  The Intrepid Small Cap Fund is subject to “High Portfolio Turnover Risk.”

•	Market Risk: The prices of the securities in which each Fund invests may decline for a number of reasons.

•
Small and Medium Capitalization Risk: Small and medium capitalization companies often have narrower product lines and markets and more limited managerial and financial resources, and as a result may be more sensitive to changing economic conditions. Stocks of smaller companies are often more volatile and tend to have less trading volume than those of larger companies.  Less trading volume may make it more difficult to sell securities of smaller companies at quoted market prices.  Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and the stocks of smaller companies underperform.

•
Value Investing Risk:  A Fund may be wrong in its assessment of a company’s value or the market may not recognize improving fundamentals as quickly as the Fund anticipated.  In such cases, the stock may not reach the price that reflects the intrinsic value of the company.  There are periods when the value investing style falls out of favor with investors and in such periods a Fund may not perform as well as other mutual funds investing in common stocks.

•
Non-Diversification Risk:  Because each Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund’s shares.

•
Interest Rate Risk:  In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.  There have been extended periods of increases in interest rates that have caused significant declines in bond prices.

•
Credit Risk:  The issuers of the bonds and other debt securities held by the Fund may be unable to make interest or principal payments.  Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security and lead to greater volatility in the price of the security.

•
High Yield Risk:  Investment in high yield securities can involve a substantial risk of loss. These securities, commonly called “junk bonds,” are rated below investment grade and considered to be speculative with respect to the issuer’s ability to pay interest and principal.  They are more likely to default than investment grade securities when adverse economic and business conditions are present.    High yield securities are generally much less liquid than investment grade debt securities and their market values tend to be volatile.  In addition, high yield securities tend to have greater credit risk than investment grade securities.

•	Cash Position Risk: The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.

•
High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) which a Fund must pay, and will increase realized gains (or losses) to investors, which may lower a Fund's after-tax performance.

Because of these risks, each Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUNDS

Intrepid Capital Management, Inc. (the “Adviser”), located at 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida 32250, is the investment adviser for the Funds.  The Adviser has been conducting its investment advisory business since 1994.  Its clientele historically and primarily consists of high net-worth individuals.  As of December 31, 2012, the Adviser had approximately $1.4 billion in assets under management.

Under an investment advisory agreement, the Trust, on behalf of the Intrepid Capital Fund, compensates the Adviser at an annualized rate of 1.00% on the first $500 million of average daily net assets and 0.80% on the Fund’s average daily net assets in excess of $500 million.  For the fiscal year ended September 30, 2012, the aggregate fee paid to the Adviser as a percentage of net assets was 1.00%

Under an investment advisory agreement, the Trust, on behalf of the Intrepid Small Cap Fund, compensates the Adviser at an annualized rate of 1.00% of the Fund’s average daily net assets.

Under an investment advisory agreement, the Trust, on behalf of the Intrepid Income Fund, compensates the Adviser at an annualized rate of 0.75% of the Fund’s average daily net assets.

Under an investment advisory agreement, the Trust, on behalf of the Intrepid All Cap Fund, compensates the Adviser at an annualized rate of 1.00% on the first $500 million of average daily net assets and 0.80% on the Fund’s average daily net assets in excess of $500 million.  For the fiscal year ended September 30, 2012, the aggregate fee paid to the Adviser as a percentage of net assets was 1.00%

A discussion regarding the basis for the Board of Trustee’s approval of the Funds’ investment advisory agreements is available in the most recent Semi-Annual Report to Shareholders for the period ending March 31.

As investment adviser, the Adviser manages the investment portfolio of each Fund and decides which securities to buy and sell.  The Funds’ portfolios are managed by experienced portfolio managers as described below.  With respect to each of the Funds, the lead member of the team makes the final investment decisions based on the information team members provide.  Team members may also execute decisions of the lead member.

Mark Travis Intrepid Capital Fund Intrepid Small Cap Fund Intrepid Income Fund Intrepid All Cap Fund
Mark Travis is the lead portfolio manager of the Intrepid Capital Fund and is a member of the investment teams responsible for the Intrepid Small Cap Fund, Intrepid Income Fund and Intrepid All Cap Fund.  Mr. Travis is a founder and has been the President of the Adviser since 1994.  Prior to founding the firm, Mr. Travis was Vice President of the Consulting Group of Smith Barney and its predecessor firms for ten years. Mr. Travis holds a BA in Economics from the University of Georgia.

Gregory Estes, CFA® Intrepid All Cap Fund Intrepid Capital Fund Intrepid Small Cap Fund
Gregory Estes is the lead portfolio manager of the Intrepid All Cap Fund and is a member of the investment teams responsible for the Intrepid Capital Fund and Intrepid Small Cap Fund.  Mr. Estes has been a Vice President and portfolio manager for the Adviser since 2000.  Mr. Estes holds an MA in Financial Economics from the University of Florida and a BBA in Finance from the University of Notre Dame.

Jayme Wiggins, CFA® Intrepid Small Cap Fund Intrepid Capital Fund Intrepid All Cap Fund
Jayme Wiggins is the lead portfolio manager of the Intrepid Small Cap Fund and is a member of the investment teams responsible for the Intrepid Capital Fund and Intrepid All Cap Fund.  Mr. Wiggins rejoined the Adviser in 2010 as a Vice President and portfolio manager after earning his MBA from Columbia Business School, graduating with the highest honors.  Before leaving for Columbia Business School in 2008, Mr. Wiggins managed the Adviser’s high yield bond portfolios from 2005 to 2008 and the Intrepid Income Fund from its inception through 2008. Prior to this, Mr. Wiggins served as a small-cap analyst for the Adviser from 2002 to 2005. Mr. Wiggins graduated summa cum laude from Stetson University where he earned a BBA in Finance.

Ben Franklin, CFA® Intrepid Income Fund
Ben Franklin is the co-lead portfolio manager of the Intrepid Income Fund.  Mr. Franklin joined the Adviser in 2008, previously serving as a research analyst.  Mr. Franklin received his BBA in Management and his MBA in Finance from the University of North Florida.

Jason Lazarus, CFA® Intrepid Income Fund Intrepid Capital Fund
Jason Lazarus is a member of the investment team responsible for the Intrepid Capital Fund and is the co-lead portfolio manager of the Intrepid Income Fund.  Mr. Lazarus joined the Adviser in 2008, previously serving as a research analyst.  Prior to earning an MS in Finance from the University of Florida in 2008, he worked as an engineer in the Nuclear Energy division of General Electric Company. Mr. Lazarus also holds a BS in Industrial and Systems Engineering, cum laude, from the University of Florida.

The Funds’ SAI provides additional information about the compensation of each member of the investment teams, other accounts managed by them and their ownership of shares of the Funds.

SHARE PRICES OF THE FUNDS

The price at which investors purchase shares of each Fund and at which shareholders redeem shares of each Fund is called its net asset value (“NAV”).  Each Fund normally calculates its NAV as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day the NYSE is open for trading.  The NYSE is closed on national holidays, Good Friday and weekends.  The NYSE also may be closed on national days of mourning or due to national disaster or other extraordinary events or emergency.  The NAV is determined by adding the value of a Fund’s investments, cash and other assets, subtracting the liabilities and then dividing the result by the total number of shares outstanding.  Due to the fact that different expenses are charged to the Institutional Class and Investor Class shares of a Fund, the NAV of the two classes of a Fund may vary.  Each Fund values money market instruments it holds at their amortized cost.  The Funds value securities and other assets for which market quotations are not readily available or reliable by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees.

Fair Value Pricing

The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale.  The fair value of a security may differ from the last quoted price and a Fund may not be able to sell the security at the fair market value.  Market quotations may not be available, for example if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.  Market quotations of debt securities and equity securities not traded on a securities exchange may not be reliable if the securities are thinly traded.  Market quotations of foreign securities may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotations and the close of trading on the NYSE.

Good Order

The Funds will process purchase orders and redemption orders that they receive in good order prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day.  The Funds will process purchase orders and redemption orders that they receive in good order after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open.  An investor’s purchase order or redemption request will be considered in good order if the letter of instruction includes the name and class of the Fund, the dollar amount or number of shares to be purchased or redeemed, the signature of all registered shareholders, including a signature guarantee when required, and the account number.  If an investor sends a purchase order or redemption request to the Funds’ corporate address, instead of to its transfer agent, the Funds will forward it to the transfer agent and the effective date of the purchase order or redemption request will be delayed until the purchase order or redemption request is received by the transfer agent.

Distribution Fees

The Funds have adopted a distribution plan pursuant to Rule 12b-l under the Investment Company Act for the Investor Class shares of each Fund.  This Plan allows the Investor Class shares of each Fund to use up to 0.25% of its average daily net assets to pay sales, distribution and other fees for the sale of its shares and for services provided to investors.  Because these fees are paid out of the assets of the Investor Class shares of each Fund, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Multiple Classes

The Funds (other than the Intrepid All Cap Fund) currently offer two different classes of shares: Institutional Class and Investor Class.  The different classes of shares represent investments in the same portfolio of securities, but are subject to different expenses.  Share classes may have different expenses which may affect their performance and may be subject to different investment minimums and other features.

PURCHASING SHARES

How to Purchase Shares from the Funds

1.	Read this Prospectus carefully.

2.	Determine how much you want to invest keeping in mind the following minimums:

a.New accounts	Investor Class	Institutional Class
Individual Retirement Accounts	$2,500	$250,000
All other Accounts	$2,500	$250,000
with automatic investment plan	$2,500	$250,000

b.Existing accounts
Dividend reinvestment	No Minimum	No Minimum
All other investments	$100	$100
with automatic investment plan	Monthly draw of $100	Monthly draw of $100

Each Fund’s Institutional Class shares are typically not available through platforms, broker-dealers or other financial intermediaries. Unless authorized by the Adviser, the Institutional Class shares must be purchased directly through the Funds’ distributor or Transfer Agent.  The minimum initial investment in the Institutional Class shares is $250,000, and this minimum may be waived at the Adviser’s sole discretion (please see the section entitled “Purchasing Shares from Other Servicing Agents” for more information).  In its sole discretion, the Adviser may also allow the following to purchase Institutional Class shares of each Fund below the stated minimum investment amount: (i) members of the Board of Trustees and their immediate family members, (ii) employees of the Adviser and their immediate family members, and (iii) persons who aggregate at least $1 million into the Funds in a single purchase.

3.
Complete the New Account Application accompanying this Prospectus, carefully following the instructions.  For additional investments, complete the remittance form attached to your individual account statements.  (The Funds have additional New Account Applications and remittance forms if you need them.)  If you have any questions, please call 1-866-996-FUND.

4.
Make your check payable to the Fund you are purchasing. All checks must be in U.S. dollars drawn on U.S. banks. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashiers checks in amounts of less than $10,000.  Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order of payment.  U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent, (“USBFS” or “Transfer Agent”), will charge a $25 fee against a shareholder’s account for any payment, automatic investment purchase or electronic funds transfer returned for any reason.  The shareholder will also be responsible for any losses suffered by a Fund as a result.

5.	Send the application and check to:

BY FIRST CLASS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI  53202-5207

Please do not send letters by overnight delivery service or express mail to the post office box address.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

Making an Initial Investment by Wire

If you wish to open an account by wire, please contact the Funds’ Transfer Agent, at 1-866-996-FUND before you wire funds to make arrangements with a telephone service representative. The Funds’ Transfer Agent will require you to complete an account application which you may mail or send by overnight delivery service to the transfer agent.  Upon receipt of your completed account application, the Funds’ Transfer Agent will establish an account and an account number for you.  You may then instruct your bank to wire transfer your investment as set forth below.

Making a Subsequent Investment by Wire

To make a subsequent investment by wire, please contact the Funds’ Transfer Agent, at 1-866-996-FUND before you send your wire.  This will alert the Funds to your intention and will ensure proper credit when your wire is received. Instruct your bank to wire transfer your investment to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI  53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
For further credit to:
(name of Intrepid Fund) (add class, either Investor or Institutional)
(your name and account number)

Please remember that U.S. Bank, N.A. must receive your wired funds prior to the close of regular trading on the NYSE for you to receive same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Purchasing Shares From Other Servicing Agents

Some broker-dealers may sell shares of the Funds.  These broker-dealers may charge investors a fee either at the time of purchase or redemption.  The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

The Funds may enter into agreements with broker-dealers, financial institutions or other service providers (“Servicing Agents”) that may include the Funds as an investment alternative in the programs they offer or administer.  Servicing Agents may:

•
Become shareholders of record of the Funds.  This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agents. This also means that purchases made through Servicing Agents are not subject to the Funds’ minimum purchase requirements.

•	Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

•	Charge fees to their customers for the services they provide them. Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

•	Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the NYSE, it will receive same day pricing.

•
Be authorized to accept purchase orders on behalf of the Funds (and designate other Servicing Agents to accept purchase orders on the Funds’ behalf).  If the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Funds’ behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern time will receive that day’s NAV, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern time will receive the next day’s NAV.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent, including fee information and procedures for purchasing and selling shares of a Fund.  When you purchase shares of the Funds through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Funds on a timely basis.  If the Servicing Agent does not place your order on a timely basis, or if it does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, the Servicing Agent may be held liable for any resulting fees or losses.

Telephone Purchases

Unless declined on your New Account Application, the telephone purchase option allows investors to make subsequent investments directly from a bank checking or savings account.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  This option will become effective approximately 15 business days after the application form is received by the Funds’ transfer agent.  Purchases must be in amounts of $100 or more and may not be used for initial purchases of the Funds’ shares.  Your shares will be purchased at the NAV determined at the close of regular trading on the day your order is received.  Telephone purchases may be made by calling 1-866-996-FUND.

Other Information about Purchasing Shares of the Funds

The Funds may reject any purchase order for any reason.  The Funds will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Funds.

The Funds will not issue certificates evidencing shares, although it will send investors a written confirmation for all purchases of shares.

The Funds offer an Automatic Investment Plan (“AIP”) allowing shareholders to make purchases of shares on a regular and convenient basis.  The minimum purchase for an AIP is $100.  You may select the day of the month on which you would like your automatic investment to occur.  To establish an AIP, please complete the appropriate section of the New Account Application or submit a written letter of instruction to the transfer agent.  The first AIP purchase will take place no earlier than 15 days after the transfer agent has received your request.  The AIP may be modified or terminated by the Funds at any time. Investors should submit modifications or terminations by calling 1-866-996-FUND five days prior to effective date. Please call if you have any additional questions about establishing an AIP.

If you have elected an AIP, wire redemption, electronic funds transfer (“EFT”) purchases, EFT redemptions or a systematic withdrawal plan (see “Other Redemption Considerations” below), please include (attach) a voided check with your application.  The Fund is unable to debit or credit mutual fund or pass-through accounts.  Please contact your financial institution to determine if it participates in the ACH system.

The Funds also offer the following retirement plans:
•	Traditional Individual Retirement Account (“IRA”)
•	Roth IRA
•	SEP-IRA
•	SIMPLE-IRA
•	Coverdell Education Savings Account

Investors can obtain further information about the automatic investment plan and the IRAs by calling the Funds at 1-866-996-FUND. The Funds recommend that investors consult with a competent financial and tax advisor regarding any IRA before investing through them.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Anti-Money Laundering Compliance

The Funds and its distributors are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds or the Funds’ distributors may request additional information from you to verify your identity and source of funds.

In compliance with the USA Patriot Act of 2001, please note that the Funds’ Transfer Agent, will verify certain information on your New Account Application as part of the Funds’ anti-money laundering program. As requested on the New Account Application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the transfer agent at 1-866-996-FUND if you need additional assistance completing your New Account Application.

If the Funds or the Funds’ distributors do not have reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until clarifying information is received.  The Funds also reserve the right to close an account within five business days if clarifying information or documentation is not received.  If at any time the Funds believe an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, it may choose not to establish a new account or may be required to “freeze” a shareholder’s account.  It also may be required to provide a governmental agency or another financial institution with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds or its distributors to inform the shareholder that it has taken the actions described above.

Householding

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at 1-866-996-FUND. We will begin sending you individual copies 30 days after receiving your request.

REDEEMING SHARES

How to Sell Shares by Mail

1.	Prepare a letter of instruction containing:

•	The name and class of the Fund(s);
•	Account number(s);
•	The amount of money or number of shares being redeemed;
•	The name(s) on the account;
•	Daytime phone number; and

Additional information that the Funds may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity.  Please contact the Funds’ Transfer Agent, in advance, at 1-866-996-FUND if you have any questions.

2.	Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

3.	Have the signatures guaranteed in the following situations:
•	If a change of address was received by the Transfer Agent within the last 30 days;
•	The redemption request is in excess of $100,000;
•	When redemption proceeds are sent or payable to any person, address or bank account not on record;
•	If ownership on your account is being changed;

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notarized signature is not an acceptable signature guarantee.

4.	Send the letter of instruction to:

BY FIRST CLASS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
Shareholder Services Center
P.O. Box 701
Milwaukee, WI  53201-0701

BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
3rd Floor
615 East Michigan Street
Milwaukee, WI  53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

How to Sell Shares by Telephone

1.
You may redeem a minimum of $100 and up to $100,000 by telephone unless you declined this option on your New Account Application.  Shares held in individual retirement accounts cannot be redeemed by telephone.

2.	Assemble the same information that you would include in the letter of instruction for a written redemption request.

3.	Call USBFS at 1-866-996-FUND. Please do not call the Funds or the Adviser.

4.	Once a telephone transaction has been placed, it cannot be canceled or modified.

How to Sell Shares through Servicing Agents

If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

Redemption Price

The redemption price per share you receive for redemption requests is the next determined NAV after:

•	USBFS receives your written request in good order with all required information; or
•	USBFS receives your authorized telephone request in good order with all required information.

If the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Funds, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern time will receive that day’s NAV, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern time will receive the next day’s NAV.

Payment of Redemption Proceeds

•
For those shareholders who redeem shares by mail, USBFS will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order with all required information.

•
For those shareholders who redeem by telephone, USBFS will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by wire.  USBFS generally wires redemption proceeds on the business day following the calculation of the redemption price.  There is a $15 fee for each wire transfer.  Proceeds may also be sent to a predetermined bank account by EFT through the ACH network if the shareholder’s financial institution is a member.  There is no charge to have proceeds sent via ACH, however, funds are typically credited within two days after redemption.  However, the Funds may direct USBFS to pay the proceeds of a telephone redemption on a date no later than the seventh day after the redemption request.

•	For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.

Other Redemption Considerations

The Funds offer a Systematic Withdrawal Plan (“SWP”) whereby shareholders may request that a check be drawn in a particular amount be sent to them each month, calendar quarter, or annually.  Payment can be made by sending a check to your address of record, or funds may be sent directly to your pre-determined bank account via the ACH network.  To establish a SWP, your account must have a value of at least $10,000 for Investor Class shares ($350,000 for the Institutional Class shares), and the minimum amount that may be withdrawn each month, quarter or year is $100.  The SWP may be terminated or modified by the Funds at any time.  The shareholder should submit any termination or modification to the transfer agent five days prior to effective date.  To establish a SWP, please complete the appropriate section of the New Account Application or submit a written letter of instruction to the transfer agent. A signature guarantee may be required. Your withdrawals may, over time, deplete your original investment—or exhaust it entirely if you make large and frequent withdrawals.  Please call 1-866-996-FUND if you have additional questions about establishing a SWP.

When redeeming shares of the Funds, shareholders should consider the following:
•	The redemption may result in a taxable gain.
•
Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes.  If not, these redemptions will be subject to federal income tax withholding.

•	As permitted by the Investment Company Act, the Funds may delay the payment of redemption proceeds for up to seven days in all cases.
•
If you purchased shares by check or EFT, the Funds may delay the payment of redemption proceeds until it is reasonably satisfied the check or transfer of funds have cleared (which may take up to 10 days from the date of purchase).

•	USBFS will send the proceeds of redemptions to an address or account other than that shown on its records only if the shareholder has sent in a written request with signatures guaranteed.
•
The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds and USBFS may modify or terminate their procedures for telephone redemptions at any time.  Neither the Funds nor USBFS will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions.  They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls.  During periods of substantial economic or market change, you may find telephone redemptions difficult to implement and may encounter higher than usual call waits.  Telephone trades must be received by or prior to market close. Please allow sufficient time to place your telephone transaction. If a Servicing Agent or shareholder cannot contact USBFS by telephone, they should make a redemption request in writing in the manner described earlier.

•
If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.  The Funds may change, modify or terminate their telephone privileges at any time upon at least a 60-day notice to shareholders.

•	USBFS currently charges a fee of $15 when transferring redemption proceeds to your designated bank account by wire.
•
If you hold Investor Class shares of a Fund and your account balance falls below $500 (for any reason), you will be given 60 days’ written notice to make additional investments so that your account balance is $500 or more.  If you do not, the Fund may close your account and mail the redemption proceeds to you.

•
If you hold Institutional Class shares of a Fund and your account balance falls below $250,000 (for any reason), the Fund reserves the right to give you 60 days’ written notice to make additional investments so that your account balance is $250,000 or more.  If you do not, the Fund may convert your Institutional Class shares into Investor Class shares, at which time your account will be subject to the policies and procedures for Investor Class shares.  Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges.  Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares.

•
While the Funds generally pay redemption requests in cash, the Funds reserve the right to pay redemption requests “in kind.”  This means that the Funds may pay redemption requests entirely or partially with liquid securities rather than with cash.  Shareholders who receive a redemption “in kind” may incur costs to subsequently dispose of such securities.

Frequent Purchases and Redemptions of Fund Shares

Frequent purchases and redemptions of a Fund’s shares may harm Fund shareholders by interfering with the efficient management of a Fund’s portfolio, increasing brokerage and administrative costs and potentially diluting the value of its shares.  Accordingly, the Board of Trustees discourages frequent repurchases and redemptions of shares of the Funds by:

•
Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Funds believe might engage in frequent purchases and redemptions of Fund shares.

•
Imposing a 2.00% redemption fee on redemptions of shares held for 30 days or less.  The 2.00% redemption fee does not apply to exchanges between Funds.  In addition the redemption fee will not apply to: (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but will apply to IRA accounts; or (c) through systematic programs such as the system withdrawal plan, automatic investment plan, and systematic exchange plans.

The Funds rely on intermediaries to determine when a redemption occurs on shares held for 30 days or less.  The right to reject an order applies to any order, including an order placed from an omnibus account or a retirement plan.  Due to the complexity and subjectivity involved in identifying market timing and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, because each Fund receives purchase and sale orders through financial intermediaries that use omnibus accounts, the Funds cannot always detect market timing.  As a consequence, each Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts of financial intermediaries may be limited.

EXCHANGING SHARES

Shares of each of the Funds may be exchanged for shares of another Fund at their relative NAVs, and the 2.00% redemption fee does not apply to exchanges between Funds.  You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

You may also exchange your shares to and from the First American Prime Obligations Fund (the “First American Fund”), subject to a 2% redemption fee on redemptions of Fund shares held for 30 days or less, if applicable.  Although the First American Fund is not affiliated with the Adviser, the exchange privilege is a convenient way for you to purchase shares in a money market fund in order to respond to changes in your goals or market conditions.  Before exchanging into the First American Fund, you should read its prospectus.  To obtain the First American Fund’s current prospectus and the necessary exchange authorization forms, call the Funds’ Transfer Agent at 1-866-996-FUND.  This exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Adviser of an investment in the First American Fund.

How to Exchange Shares

1.	Read this Prospectus carefully and, if applicable, the Prospectus of the First American Fund.
2.
Determine the number of shares or dollars you want to exchange and contact the transfer agent by telephone or in writing.  Please keep in mind that your telephone exchange is subject to a $100 minimum.  If you are exchanging into the First American Fund, the minimum exchange amount to a new account is $2,500.

3.
Write to Intrepid Capital Management Funds Trust, c/o U.S. Bancorp Fund Services, LLC, 3rd Floor, P.O. Box 701, Milwaukee, WI  53201-0701 or call USBFS at 1-866-996-FUND.  USBFS charges a $5.00 fee for each telephone exchange.  There is no charge for a written exchange.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each of the Intrepid Capital Fund and the Intrepid Income Fund distributes substantially all of its net investment income quarterly and each of the Intrepid Small Cap Fund and the Intrepid All Cap Fund distributes substantially all of its net investment income annually.  Each of the Funds distributes substantially all of its capital gains annually.  As long as Funds meet the requirements of a regulated investment company, which is their intent, they pay no federal income tax on the earnings they distribute to shareholders.

You have four distribution options:

•	Automatic Reinvestment Option: Both dividend and capital gains distributions will be reinvested in additional Fund shares.
•	All Cash Option: Both dividend and capital gains distributions will be paid in cash.
•	Reinvest all dividend distributions and receive capital gain distributions in cash.
•	Reinvest all capital gain distributions and receive dividend distributions in cash.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at that Fund’s then current NAV and to reinvest all subsequent distributions.

You may make this election on the New Account Application.  You may change your election by writing to U.S. Bancorp Fund Services, LLC or by calling 1-866-996-FUND at least 5 days prior to record date.

Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal, state, and local income tax. These distributions may be taxed as ordinary income, dividend income, or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).  Distributions of net long-term capital gain are subject to tax as a long-term capital gain regardless of the length of time you have held Fund shares. If you purchase shares at a time when a Fund has recognized income or capital gains which have not yet been distributed, the subsequent distribution may result in taxable income to you even though such distribution may be, for you, the economic equivalent of a return of capital.

Each Fund will notify you of the tax status of ordinary income distributions and capital gain distributions after the end of each calendar year.

You will generally recognize taxable gain or loss on a redemption of shares in an amount equal to the difference between the amount received and your tax basis in such shares. This gain or loss will generally be capital and will be long-term capital gain or loss if the shares were held for more than one year. Any loss recognized by a shareholder upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares. A loss realized on the disposition of shares of a Fund will be disallowed to the extent identical (or substantially identical) shares are acquired in a 61-day period beginning 30 days before and ending 30 days after the date of such disposition. In that event, the basis of the replacement shares of a Fund will be adjusted to reflect the disallowed loss. You should be aware that an exchange of shares in a Fund for shares in other Funds is treated for federal income tax purposes as a sale and a purchase of shares, which may result in recognition of a gain or loss and be subject to federal income tax.

Federal law requires a mutual fund company to report its shareholders’ cost basis, gain/loss, and holding period with respect to “covered shares” of the mutual fund to the Internal Revenue Service on the shareholders’ Consolidated Form 1099s when the "covered" shares are sold.  Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as its standing (default) tax lot identification method for all shareholders, which means this is the method a Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  A Fund's standing tax lot identification method is the method it will use to report the sale of covered shares on your Consolidated Form 1099 if you do not select a specific tax lot identification method.  You may choose a method other than the Funds' standing method at the time of your purchase or upon the sale of covered shares.

The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

For those securities defined as "covered" under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes.  The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered."

If you hold shares in a Fund through a broker (or another nominee), please contact that broker (or nominee) with respect to the reporting of cost basis and available elections for your account.

The preceding discussion is meant to be only a general summary of the potential federal income tax consequences of an investment in the Funds by U.S. shareholders.  The SAI contains a more detailed summary of federal tax rules that apply to the Funds and their shareholders.  This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Fund.  Legislation, judicial, or administrative action may change the tax rules that apply to the Funds or their shareholders and any such change may be retroactive.  You should consult your tax advisors to determine the federal, state, local, and non-U.S. tax consequences of owning Fund shares.

INDEX DESCRIPTIONS

S&P 500 Index

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.   The Index does not reflect any deductions for fees, expenses or taxes.  A direct investment in an index is not possible.

Bank of America Merrill Lynch U.S. High Yield Master II Index

The Bank of America Merrill Lynch U.S. High Yield Master II Index is Bank of America Merrill Lynch's broadest high yield index, and as such is comparable with the broad indices published by other investment banks. The Index return is found in the Wall Street Journal, making it very transparent for shareholders to compare the Fund to on a daily basis.  The Index does not reflect any deductions for fees, expenses or taxes.  A direct investment in an index is not possible.

Barclays U.S. Government/Credit Index

The Barclays U.S. Government/Credit Index is the non-securitized component of the U.S. Aggregate Index.  The Barclays U.S. Government/Credit Index includes Treasuries, Government-Related Issues and USD Corporates.  The Index does not reflect any deductions for fees, expenses or taxes.  A direct investment in an index is not possible.

Bank of America Merrill Combined Index

 The Bank of America Merrill Combined Index consists of an unmanaged portfolio of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Bank of America Merrill Lynch High Yield Master II Index.  The Index does not reflect any deductions for fees, expenses or taxes.  A direct investment in an index is not possible.

Barclays Combined Index

The Barclays Combined Index consists of an unmanaged portfolio of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays U.S. Government/Credit Index.  The Index does not reflect any deductions for fees, expenses or taxes.  A direct investment in an index is not possible.

Russell 2000 Total Return Index

The Russell 2000 Total Return Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the Russell 3000 Index.  The Index does not reflect any deductions for fees, expenses or taxes.  A direct investment in an index is not possible.

Russell 3000 Total Return Index

Russell 3000 Total Return Index is a popular measure of stock performance.  It is comprised of the 3,000 largest U.S. companies based on stock market capitalization.  The Index does not reflect any deductions for fees, expenses or taxes.  A direct investment in an index is not possible.

FINANCIAL HIGHLIGHTS

The financial highlights table describes each Fund’s financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned on an investment in each Fund for the stated period (assuming reinvestment of all dividends and distributions).  The information has been derived from the financial statements audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report and is incorporated by reference in the Funds’ SAI, which is available upon request. The Institutional Class shares of the Intrepid All Cap Fund had not commenced operations as of the date of this prospectus and therefore do not have a financial performance record.

Intrepid Capital Fund – Investor Class

	Year Ended September 30,
	2012	2011	2010	2009	2008
NET ASSET VALUE:
Beginning of year	$10.70	$11.09	$9.99	$9.67	$10.55

OPERATIONS:
Net investment income(1)	0.18	0.16	0.16	0.23	0.18
Net realized and unrealized gain (loss) on investment securities	1.72	(0.05)	1.24	0.52	(0.30)
Total from operations(2)	1.90	0.11	1.40	0.75	(0.12)

LESS DISTRIBUTIONS:
From net investment income	(0.18)	(0.17)	(0.15)	(0.23)	(0.18)
From net realized gains	(0.73)	(0.33)	(0.15)	(0.20)	(0.58)
Total distributions	(0.91)	(0.50)	(0.30)	(0.43)	(0.76)

NET ASSET VALUE:
End of year	$11.69	$10.70	$11.09	$9.99	$9.67
Total return	18.63%	0.74%	14.27%	8.85%	(1.41)%

Net assets at end of year (000s omitted)	$288,462	$198,898	$136,991	$74,598	$36,498

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.44%	1.46%	1.53%	1.71%	1.79%
After expense reimbursement/recoupment	1.40%	1.40%	1.45%	1.80%	1.95%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.62%	1.37%	1.54%	2.79%	1.95%
After expense reimbursement/recoupment	1.66%	1.43%	1.62%	2.70%	1.79%
Portfolio turnover rate	63%	88%	54%	60%	86%

(1)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(2)	Total from investment operations per share includes redemption fees of less than $0.01 per share for each of the five years ended September 30, 2012, 2011, 2010, 2009 and 2008.

Intrepid Capital Fund – Institutional Class

	Year Ended September 30,		April 30, 2010(1) through September 30,
	2012	2011	2010
NET ASSET VALUE:
Beginning of period	$10.70	$11.10	$11.17

OPERATIONS:
Net investment income(2)	0.21	0.18	0.07
Net realized and unrealized gain (loss) on investment securities	1.73	(0.05)	(0.06)
Total from operations(3)	1.94	0.13	0.01

LESS DISTRIBUTIONS:
From net investment income	(0.21)	(0.20)	(0.08)
From net realized gains	(0.73)	(0.33)	—
Total distributions	(0.94)	(0.53)	(0.08)

NET ASSET VALUE:
End of period	$11.70	$10.70	$11.10
Total return	19.02%	0.93%	0.09%(4)

Net assets at end of period (000s omitted)	$100,501	$81,675	$86,252

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement	1.19%	1.21%	1.31%(5)
After expense reimbursement	1.15%	1.15%	1.15%(5)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement	1.85%	1.58%	1.66%(5)
After expense reimbursement	1.89%	1.64%	1.82%(5)
Portfolio turnover rate	63%	88%	54%(4)

(1)	Commencement of Operations.
(2)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3)	Total from investment operations per share includes redemption fees of less than $0.01 per share for the year ended September 30, 2012 and the period ended September 30, 2010.
(4)	Not annualized.
(5)	Annualized.

Intrepid Small Cap Fund – Investor Class

	Year Ended September 30,
	2012	2011	2010	2009	2008
NET ASSET VALUE:
Beginning of year	$15.26	$15.98	$14.66	$11.60	$12.04

OPERATIONS:
Net investment income (loss)(1)	(0.06)	(0.09)	(0.02)	(0.01)	0.04
Net realized and unrealized gain on investment securities	2.47	0.32	2.18	3.32	0.07
Total from operations(2)	2.41	0.23	2.16	3.31	0.11

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.02)	(0.11)
From net realized gains	(1.87)	(0.95)	(0.84)	(0.23)	(0.44)
Total distributions	(1.87)	(0.95)	(0.84)	(0.25)	(0.55)

NET ASSET VALUE:
End of year	$15.80	$15.26	$15.98	$14.66	$11.60
Total return	16.76%	1.02%	15.30%	29.35%	0.74%

Net assets at end of year (000s omitted)	$699,196	$542,883	$511,726	$242,899	$20,494

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.44%	1.45%	1.49%	1.62%	2.28%
After expense reimbursement/recoupment	1.40%	1.40%	1.40%	1.57%	1.95%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	(0.44)%	(0.54)%	(0.23)%	(0.16)%	0.24%
After expense reimbursement/recoupment	(0.40)%	(0.49)%	(0.14)%	(0.11)%	0.57%
Portfolio turnover rate	68%	88%	61%	163%	159%

(1)	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(2)	Total from investment operations per share includes redemption fees of less than $0.01 per share for each of the five years ended September 30, 2012, 2011, 2010, 2009 and 2008.

Intrepid Small Cap Fund – Institutional Class

	Year Ended September 30,		November 3, 2009(1) through September 30,
	2012	2011	2010
NET ASSET VALUE:
Beginning of period	$15.34	$16.02	$14.52

OPERATIONS:
Net investment income (loss)(2)	(0.03)	(0.02)	0.01
Net realized and unrealized gain on investment securities	2.49	0.29	2.33
Total from operations(3)	2.46	0.27	2.34

LESS DISTRIBUTIONS:
From net investment income	—	—	—
From net realized gains	(1.87)	(0.95)	(0.84)
Total distributions	(1.87)	(0.95)	(0.84)

NET ASSET VALUE:
End of period	$15.93	$15.34	$16.02
Total return	17.02%	1.28%	16.70%(4)

Net assets at end of period (000s omitted)	$64,581	$49,729	$52,381

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement	1.19%	1.20%	1.26%(5)
After expense reimbursement	1.15%	1.15%	1.15%(5)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before expense reimbursement	(0.18)%	(0.29)%	0.01%(5)
After expense reimbursement	(0.14)%	(0.24)%	0.12%(5)
Portfolio turnover rate	68%	88%	61%(4)

(1)	Commencement of Operations.
(2)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3)	Total from investment operations per share includes redemption fees of less than $0.01 for each of the two years ended September 30, 2012 and 2011, and the period ended September 30, 2010.
(4)	Not annualized.
(5)	Annualized.

Intrepid Income Fund – Investor Class

	Year Ended September 30,
	2012	2011	2010	2009	2008
NET ASSET VALUE:
Beginning of year	$9.65	$9.77	$9.51	$9.43	$9.94

OPERATIONS:
Net investment income(1)	0.41	0.41	0.52	0.57	0.46
Net realized and unrealized gain (loss) on investment securities	0.33	(0.13)	0.24	0.09	(0.51)
Total from operations(2)	0.74	0.28	0.76	0.66	(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.43)	(0.40)	(0.50)	(0.58)	(0.46)
From net realized gains	(0.15)	(0.00)(3)	—	—	(0.00)(3)
Total distributions	(0.58)	(0.40)	(0.50)	(0.58)	(0.46)

NET ASSET VALUE:
End of year	$9.81	$9.65	$9.77	$9.51	$9.43
Total return	7.79%	2.86%	8.10%	7.67%	(0.55)%

Net assets at end of year (000s omitted)	$39,756	$32,131	$41,456	$53,972	$28,743

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement	1.26%	1.31%	1.33%	1.45%	1.61%
After expense reimbursement	1.15%	1.15%	1.24%	1.25%	1.25%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement	4.32%	3.80%	4.95%	6.53%	4.62%
After expense reimbursement	4.43%	3.96%	5.04%	6.73%	4.98%
Portfolio turnover rate	54%	77%	67%	45%	44%

(1)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(2)	Total from investment operations per share includes redemption fees of less than $0.01 per share for each of the four years ended September 30, 2012, 2011, 2010 and 2009.
(3)	The amount represents less than $0.01 per share.

Intrepid Income Fund – Institutional Class

	Year Ended September 30,		April 16, 2010(1) through September 30,
	2012	2011	2010
NET ASSET VALUE:
Beginning of period	$9.63	$9.77	$9.73

OPERATIONS:
Net investment income(2)	0.47	0.38	0.05
Net realized and unrealized gain (loss) on investment securities	0.30	(0.09)	0.10
Total from operations	0.77	0.29	0.15

LESS DISTRIBUTIONS:
From net investment income	(0.45)	(0.43)	(0.11)
From net realized gains	(0.15)	(0.00)(3)	—
Total distributions	(0.60)	(0.43)	(0.11)

NET ASSET VALUE:
End of period	$9.80	$9.63	$9.77
Total return	8.17%	2.97%	1.59%(4)

Net assets at end of period (000s omitted)	$63,085	$50,451	$24,947

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement	1.01%	1.07%	1.22%(5)
After expense reimbursement	0.90%	0.90%	0.90%(5)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement	4.56%	4.09%	4.56%(5)
After expense reimbursement	4.67%	4.26%	4.88%(5)
Portfolio turnover rate	54%	77%	67%(4)

(1)	Commencement of Operations.
(2)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3)	The amount represents less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.

Intrepid All Cap Fund

	Year Ended September 30,				October 31, 2007(1) through September 30,
	2012	2011	2010	2009	2008
NET ASSET VALUE:
Beginning of period	$9.23	$10.23	$9.03	$8.74	$10.00

OPERATIONS:
Net investment income (loss)(2)	0.01	(0.03)	(0.05)	0.01	0.02
Net realized and unrealized gain (loss) on investment securities	1.87	(0.16)	1.30	0.30	(1.27)
Total from operations(3)	1.88	(0.19)	1.25	0.31	(1.25)

LESS DISTRIBUTIONS:
From net investment income	(0.02)	—	—	(0.02)	(0.01)
From net realized gains	(0.61)	(0.81)	(0.05)	—	—
Total distributions	(0.63)	(0.81)	(0.05)	(0.02)	(0.01)

NET ASSET VALUE:
End of period	$10.48	$9.23	$10.23	$9.03	$8.74
Total return	21.07%	(2.61)%	13.93%	3.53%	(12.50)%(4)

Net assets at end of period (000s omitted)	$46,975	$36,356	$21,401	$16,452	$6,250

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.60%	1.69%	1.98%	2.65%	2.99%(5)
After expense reimbursement/recoupment	1.40%	1.54%	1.95%	1.95%	1.95%(5)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	(0.16)%	(0.48)%	(0.52)%	(0.65)%	(0.80)%(5)
After expense reimbursement/recoupment	0.04%	(0.33)%	(0.49)%	0.05%	0.24%(5)
Portfolio turnover rate	71%	74%	82%	93%	85%(4)

(1)	Commencement of Operations.
(2)	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3)	Total from investment operations per share includes redemption fees of less than $0.01 per share for each of the four years ended September 30, 2012, 2011, 2010 and 2009.
(4)	Not annualized.
(5)	Annualized.

PRIVACY POLICY

Intrepid Capital Management Funds Trust

We collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Not a part of the Prospectus.

PN-1

To learn more about the Intrepid Capital Fund, the Intrepid Small Cap Fund, the Intrepid Income Fund and the Intrepid All Cap Fund and their investment policies, you may want to read the Funds’ Statement of Additional Information (“SAI”).  The Funds’ SAI is incorporated by reference into the Prospectus.  This means that the contents of the SAI are legally a part of the Prospectus.

Additional information about the Funds’ investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.  The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors upon request without charge, simply by calling 1-866-996-FUND or visiting the Funds’ website at www.intrepidcapitalfunds.com.

Prospective investors and shareholders who have questions about the Funds may also call the above number or write to the following address:

Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

The general public can review and copy information about the Funds (including the SAI) at the SEC Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Funds is also available on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

SEC File No. 811-21625

STATEMENT OF ADDITIONAL INFORMATION

Dated January 31, 2013

Intrepid Capital Fund
Institutional Class (Ticker: ICMVX)
Investor Class (Ticker:  ICMBX)

Intrepid Small Cap Fund
Institutional Class (Ticker: ICMZX)
Investor Class (Ticker: ICMAX)

Intrepid Income Fund
Institutional Class (Ticker: ICMUX)
Investor Class (Ticker: ICMYX)

Intrepid All Cap Fund
Investor Class (Ticker: ICMCX)
Institutional Class (not currently offered)

1400 Marsh Landing Parkway
Suite 106
Jacksonville Beach, Florida 32250
Toll free 1-866-996-FUND

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated January 31, 2013 of Intrepid Capital Management Funds Trust (the “Trust”).  This SAI is incorporated by reference into the Trust’s Prospectus.  A copy of the Prospectus may be obtained without charge from the Trust at the address and telephone number set forth above.

The following audited financial statements are incorporated by reference from the Annual Report dated September 30, 2012 of the Trust (File No. 811-21625) as filed with the Securities and Exchange Commission (“SEC”) on Form N-CSR on December 4, 2012.

Schedule of Investments Statement of Assets and Liabilities Statement of Operations Statement of Changes in Net Assets Financial Highlights Notes to Financial Statements

FUND HISTORY AND CLASSIFICATION	1
INVESTMENT RESTRICTIONS	1
INVESTMENT CONSIDERATIONS	2
Illiquid Securities	2
Borrowing	3
Warrants and Convertible Securities	3
High Yield Securities	3
Money Market Instruments	5
Repurchase Agreements	5
American Depository Receipts	5
Foreign Securities	5
Registered Investment Companies	6
Temporary Investments	6
Foreign Currency Transactions	6
Futures Contracts and Index Futures Contracts	7
PORTFOLIO TURNOVER	8
DISCLOSURE OF PORTFOLIO HOLDINGS	8
Fund Service Providers – Fund Administrator, Independent Registered Public Accounting Firm and Custodian	8
Rating and Ranking Organizations	8
Website Disclosure	9
Oversight	9
TRUSTEES AND OFFICERS OF THE TRUST	9
Trustees’ and Officers’ Information	9
Trustees Ownership of Shares as of December 31, 2012	11
Compensation	11
Committees	12
Proxy Voting Policy	12
Code of Ethics	13
MANAGEMENT ownership, PRINCIPAL SHAREHOLDERS and Control persons	13
MANAGEMENT OF THE TRUST	14
Investment Adviser	14
Administrator	17
Custodian	17
Transfer Agent, Dividend Disbursing Agent and Fund Accountant	17
Distributor	18
portfolio managers	18
DETERMINATION OF NET ASSET VALUE	20
DISTRIBUTION OF SHARES	21
AUTOMATIC INVESTMENT PLAN AND TELEPHONE PURCHASES	22
REDEMPTION OF SHARES	22
SYSTEMATIC WITHDRAWAL PLAN	23
ALLOCATION OF PORTFOLIO BROKERAGE	23
General	23
Brokerage Commissions	24
TAXES	24
Taxation of the Fund	25
Taxation of Shareholders	25

SHAREHOLDER MEETINGS AND ELECTION OF TRUSTEES	26
CAPITAL STRUCTURE	27
Shares of Beneficial Interest	27
Additional Series	27
INDEPENDENT registered public accounting firm	27
DESCRIPTION OF SECURITIES RATINGS	27
Standard & Poor’s Commercial Paper Ratings	27
Moody’s Short‑Term Debt Ratings.	27
Standard & Poor’s Ratings For Corporate Bonds	28
Moody’s Ratings for Bonds	28

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus each dated January 31, 2013 and, if given or made, such information or representations may not be relied upon as having been authorized by Intrepid Capital Management Funds Trust.

This SAI does not constitute an offer to sell securities.

ii

FUND HISTORY AND CLASSIFICATION

The Trust is a Delaware statutory trust organized on August 27, 2004, is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently has four portfolios:  the Intrepid Capital Fund, the Intrepid Small Cap Fund, the Intrepid Income Fund and the Intrepid All Cap Fund (each a “Fund” and collectively, the “Funds”).  The shares in any portfolio may be offered in separate classes.  The Board of Trustees has established two classes of shares with respect to each of the Funds – Institutional Class and Investor Class (the Institutional Class of the Intrepid All Cap Fund is established but is not yet offered).   This SAI provides information about all of the Funds.

INVESTMENT RESTRICTIONS

The Funds have adopted the following investment restrictions which are matters of fundamental policy.  Each Fund’s investment restrictions cannot be changed without approval of the holders of the lesser of (i) 67% of such Fund’s shares present or represented at a shareholder’s meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of such Fund.

1.
None of the Funds may purchase securities of any issuer if the purchase would cause more than five percent of the value of a Fund’s total assets to be invested in securities of such issuer (except securities of the U.S. government or any agency or instrumentality thereof), or purchase more than ten percent of the outstanding voting securities of any one issuer, except that up to 50% of each Fund’s total assets may be invested without regard to these limitations.

2.	Each Fund may sell securities short and write put and call options to the extent permitted by the 1940 Act. The Funds have no current intention to sell securities short or write put and call options.

3.
None of the Funds may purchase securities on margin (except for such short term credits as are necessary for the clearance of transactions), except that each Fund may (i) borrow money to the extent permitted by the 1940 Act, as provided in Investment Restriction No. 4; (ii) purchase or sell futures contracts and options on futures contracts; (iii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts; and (iv) write or invest in put or call options.

4.	Each Fund may borrow money or issue senior securities to the extent permitted by the 1940 Act.

5.	Each Fund may pledge, hypothecate or otherwise encumber any of its assets to secure its borrowings.

6.
None of the Funds may act as an underwriter or distributor of securities other than of its shares, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in the disposition of restricted securities.

7.
None of the Funds may make loans, including loans of securities, except each Fund may acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and each Fund may enter into repurchase agreements.

8.	None of the Funds may invest 25% or more of its total assets (as of the time of purchase) in securities of non-governmental issuers whose principal business activities are in the same industry.

9.	None of the Funds may make investments for the purpose of exercising control or acquiring management of any company.

10.	None of the Funds may invest in real estate or real estate mortgage loans or make any investments in real estate limited partnerships.

11.	None of the Funds may purchase or sell commodities or commodity contracts, except that each Fund may enter into futures contracts, options on futures contracts and other similar instruments.

The Funds have adopted certain other investment restrictions which are not fundamental policies and which may be changed by the Trust’s Board of Trustees without shareholder approval.  These additional restrictions are as follows:

1.
None of the Funds will acquire or retain any security issued by a company, an officer or trustee of which is an officer or trustee of the Trust or an officer, trustee or other affiliated person of the Funds’ investment adviser.

2.	None of the Funds will invest more than 15% of the value of its net assets in illiquid securities.

3.
None of the Funds will purchase the securities of other investment companies, except: (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of a Fund; (b) securities of registered open-end investment companies; or (c) securities of registered closed-end investment companies on the open market where no commission results, other than the usual and customary broker’s commission.  No purchases described in (b) and (c) will be made if as a result of such purchases (i) a Fund and its affiliated persons would hold more than 3% of any class of securities, including voting securities, of any registered investment company; (ii) more than 5% of a Fund’s net assets would be invested in shares of any one registered investment company; and (iii) more than 10% of a Fund’s net assets would be invested in shares of registered investment companies.

The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made, except for those percentage restrictions relating to investments in illiquid securities and bank borrowings.  If these restrictions are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of a Fund’s fundamental restrictions will be deemed to have occurred.  Any changes in a Fund’s investment restrictions made by the Board of Trustees will be communicated to shareholders prior to their implementation.

INVESTMENT CONSIDERATIONS

The Funds’ Prospectus describes their principal investment strategies and risks.  This section expands upon that discussion and also describes non-principal investment strategies and risks.

Equity Securities

Each Fund may invest in equity securities, such as common stocks, which represent shares of ownership of a corporation.  However, the Intrepid Income Fund may invest no more than 15% of its net assets (including amounts borrowed for investment purposes) in equity securities.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and the liquidation of assets.  Some preferred stocks may be convertible into common stock.

Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities for which there is no readily available market (“illiquid securities”).  The 15% limitation includes certain securities whose disposition would be subject to legal restrictions (“restricted securities”).  However, certain restricted securities that may be resold pursuant to Regulation S or Rule 144A under the Securities Act may be considered liquid.  Regulation S permits the sale abroad of securities that are not registered for sale in the United States.  Rule 144A permits certain qualified institutional buyers to trade in privately placed securities not registered under the Securities Act.  Institutional markets for restricted securities have developed as a result of Rule 144A, providing both ascertainable market values for Rule 144A securities and the ability to liquidate these securities to satisfy redemption requests.  However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities held by a Fund could adversely affect their marketability, causing the Fund to sell securities at unfavorable prices.

The Board of Trustees of the Trust has delegated to Intrepid Capital Management, Inc. (the “Adviser”) the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations.  Although no definite quality criteria are used, the Board of Trustees has directed the Adviser to consider such factors as:  (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors.

Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act.  When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date.  If, during such period, adverse market conditions were to develop, a Fund might obtain a less favorable price than the price that prevailed when it decided to sell.  Illiquid restricted securities will be priced at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Board of Trustees.

Borrowing

Each Fund may borrow money for investment purposes, although none has any present intention of doing so. Borrowing for investment purposes is known as leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity.  When a Fund leverages its investments, the net asset value (“NAV”) per share will increase more when the Fund’s portfolio assets increase in value and decrease more when the portfolio assets decrease in value because substantially all of its assets fluctuate in value and the interest obligations on the borrowings are generally fixed.  Interest costs on borrowings may partially offset or exceed the returns on the borrowed funds.  Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.  As required by the 1940 Act, each Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage within three business days.  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sales.

In addition to borrowing for investment purposes, each Fund is authorized to borrow money from banks as a temporary measure for extraordinary or emergency purposes.  For example, a Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio investments would be inconvenient or disadvantageous.  To the extent such borrowings do not exceed 5% of the value of a Fund’s total assets at the time of borrowing and are promptly repaid, they will not be subject to the foregoing 300% asset coverage requirement.

Warrants and Convertible Securities

Each Fund may purchase rights and warrants to purchase equity securities.  Rights and warrants are options to purchase equity securities at a specific price valid for a specific period of time.  Investments in rights and warrants are speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  They do not represent ownership of securities, rather the right to buy them.  Rights and warrants differ from call options in that rights and warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities.  Rights and warrants involve the risk that a Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration.  They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price.

Each Fund may also invest in convertible securities.  Convertible securities are debt securities or preferred stocks of corporations that are convertible into or exchangeable for common stocks.  The Adviser will select only those convertible securities for which it believes (i) the underlying common stock is a suitable investment for a Fund; and (ii) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation.  (For the Intrepid Income Fund, the Adviser will consider only the potential for total return.)  Most of a Fund’s investment in convertible debt securities will be rated less than investment grade.  Debt securities rated less than investment grade are commonly referred to as “junk bonds.”  For additional information regarding convertible securities, please see “High Yield Securities” below.

High Yield Securities

Each Fund may invest in corporate debt securities, including bonds and debentures (which are long-term) and notes (which may be short or long-term).  These debt securities may be rated investment grade by Standard & Poor’s® (“S&P®”) or Moody’s Investors Service©, Inc. (“Moody’s”).  Securities rated BBB by S&P® or Baa by Moody’s, although investment grade, exhibit speculative characteristics and are more sensitive than higher rated securities to changes in economic conditions.

Each Fund may also invest in securities that are rated below investment grade, commonly referred to as junk bonds or high yield securities.  Investments in high yield securities, while providing greater income and opportunity for gain than investments in higher-rated securities, entail relatively greater risk of loss of income or principal.  Market prices of high yield, lower-grade obligations may fluctuate more than market prices of higher-rated securities.  Lower grade, fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated obligations which, assuming no change in their fundamental quality, react primarily to fluctuations in the general level of interest rates.

The Intrepid Capital Fund and the Intrepid Income Fund normally will not purchase high yield securities that are rated lower than “CCC” by S&P® or “Caa” by Moody’s, and will not continue to hold high yield securities downgraded lower than “C” by S&P® or Moody’s.  Notwithstanding the foregoing, the Intrepid Income Fund may purchase or hold high yield securities in default if it believes the default will be cured and the Intrepid Capital Fund may purchase or hold high yield securities in default if it believes the default will be cured or in situations where the Intrepid Capital Fund believes it is more appropriate to evaluate the security as if it were an equity investment.

The high yield market at times is subject to substantial volatility.  An economic downturn or negative corporate developments may have a more significant effect on high yield securities and their markets than higher-rated investments, as well as on the ability of securities’ issuers to repay principal and interest.  Issuers of high yield securities may be of low creditworthiness and the high yield securities may be subordinated to the claims of senior lenders.  During periods of economic downturn or rising interest rates the issuers of high yield securities may have greater potential for insolvency and a higher incidence of high yield bond defaults may be experienced.

During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a high yield security owned by a Fund defaults, the Fund may incur additional expenses in seeking recovery.  Periods of economic uncertainty and changes can be expected to result in increased volatility of the market prices of high yield securities and a Fund’s NAV.  Yields on high yield securities will fluctuate over time.  Furthermore, in the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and therefore tend to be more volatile than the market prices of securities which pay interest periodically and in cash.

Certain securities held by a Fund, including high yield securities, may contain redemption or call provisions.  If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for the investor.  Conversely, a high yield security’s value may decrease in a rising interest rate market, as will the value of a Fund’s net assets.

In response to adverse publicity or investor perceptions, the secondary market for high yield securities may at times become less liquid making it more difficult for a Fund to accurately value or dispose of high yield securities.  To the extent a Fund owns or may acquire illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity difficulties, and judgment will play a greater role in valuing such securities because there is less reliable and objective data available.

Special tax considerations are associated with investing in high yield bonds structured as zero-coupon or pay-in-kind securities.  A Fund will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.  Further, each Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax law.  Accordingly, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.

Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities.  Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Adviser monitors the issuers of high yield securities in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities’ liquidity so a Fund can meet redemption requests.  To the extent that a Fund invests in high yield securities, the achievement of its investment objective may be more dependent on the Adviser’s credit analysis than would be the case for higher quality bonds.  A Fund may retain a portfolio security whose rating has been changed.

Money Market Instruments

Each Fund may invest in cash and money market securities in order to take a temporary defensive position or have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities.  The money market securities in which the Funds invest include U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements.

Each Fund may invest in commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by S&P® or Prime-1 or Prime-2 by Moody’s.  Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

Repurchase Agreements

Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later.  The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund’s holding period.  While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.  The Funds will enter into repurchase agreements only with member banks of the Federal Reserve system or primary dealers of U.S. government securities.  The Adviser will monitor the creditworthiness of each of the firms that is a party to a repurchase agreement with a Fund.  In the event of a default or bankruptcy by the seller, a Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to pay.  However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price a Fund would suffer a loss.  A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.  Repurchase agreements usually are for short periods of time, such as one week or less, but may be longer.  It is the current policy of the Funds to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investments policies.

American Depository Receipts

The Intrepid Capital Fund, Intrepid Small Cap Fund and Intrepid All Cap Fund may invest in American Depository Receipts (“ADRs”).  ADRs evidence ownership of underlying securities issued by a foreign corporation.  ADR facilities may be either “sponsored” or “unsponsored.”  While similar, distinctions exist relating to the rights and duties of ADR holders and market practices.  A depository may establish an unsponsored facility without the participation by or consent of the issuer of the deposited securities, although a letter of non-objection from the issuer is often requested.  Holders of unsponsored ADRs generally bear all the costs of such facility, which can include deposit and withdrawal fees, currency conversion fees and other service fees.  The depository of an unsponsored facility may be under no duty to distribute shareholder communications from the issuer or to pass through voting rights.  Issuers of unsponsored ADRs are not obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the ADR.  Sponsored facilities enter into an agreement with the issuer that sets out rights and duties of the issuer, the depository and the ADR holder.  This agreement also allocates fees among the parties.  Most sponsored agreements also provide that the depository will distribute shareholder notices, voting instruments and other communications.  The Intrepid Capital Fund, the Intrepid Small Cap Fund and the Intrepid All Cap Fund may invest in sponsored and unsponsored ADRs.

Foreign Securities

Each Fund may invest in securities of foreign issuers traded on a national securities exchange or association or on a foreign securities exchange but will limit its investments in such securities to 20% of its net assets.

Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers.  Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the Adviser, to offer the potential for better long term growth of capital and income than investments in U.S. securities, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.  Investing in the securities of foreign issuers also involves, however, certain special risks set forth below, which are not typically associated with investing in U.S. dollar-denominated securities or quoted securities of U.S. issuers.

The value of a Fund’s foreign investments may be significantly affected by changes in currency exchange rates and the Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars.  In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States.  Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards.  Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce the Fund’s income without providing a tax credit for the Fund’s shareholders.  Although each Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which would affect investments in those nations.

Registered Investment Companies

Each Fund may invest up to 15% of its net assets in shares of registered investment companies, including other investment companies that invest in high quality, short-term debt securities (i.e., money market instruments). If a Fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment.

Any investment in a registered investment company involves investment risk. Additionally an investor could invest directly in the registered investment companies in which the Funds invest. By investing indirectly through a Fund, an investor bears not only his or her proportionate share of the expenses of the Fund (including operating costs and investment advisory fees) but also indirect similar expenses of the registered investment companies in which the Fund invests. An investor may also indirectly bear expenses paid by registered investment companies in which a Fund invests related to the distribution of such registered investment company’s shares.

Under certain circumstances an open-end investment company in which a Fund invests may determine to make payment of a redemption by the Fund (wholly or in part) by a distribution in kind of securities from its portfolio, instead of in cash. As a result, the Fund may hold such securities until the Adviser determines it appropriate to dispose of them. Such disposition will impose additional costs on the Fund.

Investment decisions by the investment advisers to the registered investment companies in which the Funds invest are made independently of the Funds and the Adviser. At any particular time, one registered investment company in which a Fund invests may be purchasing shares of an issuer whose shares are being sold by another registered investment company in which the Fund invests. As a result, the Fund indirectly would incur certain transactional costs without accomplishing any investment purpose.

Temporary Investments

Each Fund may, in response to adverse market, economic or other conditions, take temporary defensive positions.  This means a Fund will invest some or all of its assets in money market instruments such as U.S. Treasury Bills, commercial paper or repurchase agreements (cash).  A Fund may maintain a temporary defensive position for prolonged periods, until such time as it can find securities that meet its investment criteria.  As a result, a Fund will not be able to achieve its investment objective of long-term capital appreciation or capital appreciation to the extent it invests in cash.  When each Fund is not taking a temporary defensive position, it will still hold some cash and money market instruments so that it can pay expenses, satisfy redemption requests or take advantage of investment opportunities.

Each Fund may hold any portion of its assets in cash or cash equivalents at any time or for an extended time. The Adviser will determine the amount of the Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances. The portion of a Fund’s assets invested in cash and cash equivalents may at times exceed 25% of the Fund's net assets. To the extent a Fund holds assets in cash (or cash equivalents) and otherwise uninvested, the ability of the Fund to meet its objective may be limited.

Foreign Currency Transactions

Although the Funds value their assets daily in U.S. dollars, they are not required to convert their holdings of foreign currencies to U.S. dollars on a daily basis.  A Fund’s foreign currencies generally will be held as “foreign currency call accounts” at foreign branches of foreign or domestic banks.  These accounts bear interest at negotiated rates and are payable upon relatively short demand periods.  If a bank at which a Fund maintains such an account becomes insolvent, the Fund could suffer a loss of some or all of the amounts deposited.  A Fund may convert foreign currency to U.S. dollars from time to time.  Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a “spread,” which is the difference between the prices at which the dealers are buying and selling foreign currencies.  A Fund may hedge its foreign currency exposure under normal market conditions.

The Funds may enter into forward currency contracts. As required under the 1940 Act, when a Fund enters into forward contracts or currency futures, the Adviser will earmark or cause the Fund’s custodian to designate on the Fund’s records or the Fund’s custodian’s records cash or liquid portfolio securities equal to the Fund’s daily net liability, with regard to cash-settled contracts, and equal to the full notional value of the contract, with regard to contracts that are not cash settled.  (Any such assets and securities earmarked or designated as segregated on a Fund’s records, or by the custodian on its records, are referred to in this SAI as “Segregated Assets.”)  Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

Certain transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds).

A Fund may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the Adviser believes will have a positive correlation to the values of the currency being hedged.  In addition, each Fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another.  For example, if a Fund owns securities denominated in a foreign currency and the Adviser believes that currency will decline relative to another currency, the Fund might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency.  Transactions that use two foreign currencies are sometimes referred to as “cross hedges.”  Use of different foreign currency magnifies the risk that movements in the price of the instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

The cost to a Fund of engaging in forward currency contracts or currency futures contracts varies with factors such as the interest rate environments in the relevant countries, the currencies involved, the length of the contract period and the market conditions then prevailing.  Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.  When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract.  Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written.  Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contacts only by negotiating directly with the counterparty.  Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price.  In addition, in the event of insolvency of the counterparty, a Fund might be unable to close out a forward currency contract.

Futures Contracts and Index Futures Contracts

A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price.

An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

A Treasury bond futures contract is based on the value of an equivalent 20-year, 6% Treasury bond. Generally, any Treasury bond with a remaining maturity or term to call of 15 years as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to a Treasury bond futures contract. A Treasury note futures contract is based on the value of an equivalent 10-year, 6% Treasury note. Generally, any Treasury note with a remaining maturity or term to call of 6 1/2 years or 10 years, respectively, as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to Treasury note futures contract.

Since a number of different Treasury notes will qualify as a deliverable security upon the exercise of the option, the price that the buyer will actually pay for those securities will depend on which ones are actually delivered. Normally, the exercise price of the futures contract is adjusted by a conversion factor that takes into consideration the value of the deliverable security if it were yielding 6% as of the first day of the month in which the contract is scheduled to be exercised.

There are certain investment risks associated with futures transactions. These risks include: (1) dependence on the Adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund’s ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.

In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price.  The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund’s activities in the futures markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund’s returns.

The Funds will only invest in futures contracts after complying with the requirements of the Commodity Futures Trading Commission (“CFTC”).  Pursuant to CFTC Rule 4.5, the Trust has filed a notice of exemption from registration as a commodity pool operator in respect of each Fund.

PORTFOLIO TURNOVER

None of the Funds actively trades for short-term profits, but when the circumstances warrant, securities may be sold without regard to the length of time held. The annual portfolio turnover rate indicates changes in a Fund’s portfolio and is calculated by dividing the lesser of purchases or sales of portfolio securities (excluding securities having maturities at acquisition of one year or less) for the fiscal year by the monthly average of the value of the portfolio securities (excluding securities having maturities at acquisition of one year or less) owned by the Fund during the fiscal year. High portfolio turnover in any year (100% or higher) will result in the payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

DISCLOSURE OF PORTFOLIO HOLDINGS

Fund Service Providers – Fund Administrator, Independent Registered Public Accounting Firm and Custodian

The Funds have entered into arrangements with certain third party service providers (fund administrator, independent registered public accounting firm and custodian) for services that require these groups to have access to each Fund’s portfolio on a daily basis.  For example, the Funds’ administrator is responsible for maintaining the accounting records of each Fund, which includes maintaining a current portfolio of each Fund.  The Funds also undergo an annual audit that requires the Funds’ independent registered public accounting firm to review each Fund’s portfolio.  In addition to the Funds’ administrator, the Funds’ custodian also maintains an up-to-date list of each Fund’s holdings.  Each of these parties is contractually and/or ethically prohibited from sharing a Fund’s portfolios unless specifically authorized by the Funds.

Rating and Ranking Organizations

The Funds may provide their portfolio holdings to the following rating and ranking organizations:

Morningstar®, Inc.
Lipper
Standard & Poor’s® Ratings Group
Bloomberg™, L.P.
Thomson™ Financial Research

The Funds’ management has determined that these organizations provide investors with a valuable service and, therefore, are willing to provide them with portfolio information.  The Funds may not pay these organizations or receive any compensation from them for providing this information.

The Funds may provide portfolio information to these organizations on either a monthly or quarterly basis but not prior to ten business days following the end of the period.

Website Disclosure

Each Fund publishes its top ten holdings at the end of each calendar quarter on its website at www.intrepidcapitalfunds.com.  This information is updated approximately 15 to 30 business days following the end of each fiscal quarter.  It is available to anyone that visits the website.

Oversight

The officers of the Trust are responsible for decisions authorizing the disclosure of portfolio holdings.  The Trust’s Chief Compliance Officer addresses issues relating to the disclosure of portfolio holdings, if any, in its annual report to the Trustees.

TRUSTEES AND OFFICERS OF THE TRUST

Board Leadership Structure

As a Delaware statutory trust, the business and affairs of the Trust are managed by its officers under the direction of its Board of Trustees (the “Board”).  The Board is responsible for the overall management of the Trust.  This includes the general supervision and review of each Fund’s investment policies and activities.  The Board approves all significant agreements between the Trust and those parties furnishing services to it, which include agreements with the Adviser, Administrator, Custodian and Transfer Agent.  The Board appoints officers who conduct and administer each Fund’s day-to-day operations.  The Trust has an audit committee consisting solely of the three independent trustees.  The audit committee plays a significant role in risk oversight as it meets annually with the auditors of the Funds and periodically with the Funds’ Chief Compliance Officer. The Trust does not have a Chairman of the Board.  As President of the Trust, Mr. Mark Travis is the presiding officer at all meetings of the Board of Trustees.  The Trust does not have a lead independent trustee.  The Trust has determined that its leadership structure is appropriate in light of, among other factors, the asset size and nature of the Funds, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities.

Trustees’ and Officers’ Information

Certain important information regarding each of the trustees and officers of the Trust (including their principal occupations for at least the last five years) is set forth on the following pages.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustees(1)
Mark F. Travis c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Year of Birth: 1961	Trustee, President and Chief Compliance Officer	Indefinite Term; Since November 2004	President, Intrepid Capital Management, Inc. (1995-present); Chief Executive Officer, Intrepid Capital Management, Inc. (2003-present).	Four	None

(1)
“Interested” trustees are trustees who are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust.  Mr. Travis is an interested trustee because of his ownership in the Adviser and because he is an officer of the Trust.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees(1)
Roy F. Clarke c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Year of Birth: 1940	Trustee	Indefinite Term; Since November 2004	Retired dentist and private investor (2001-present).	Four	None

Peter R. Osterman, Jr. c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Year of Birth: 1948	Trustee	Indefinite Term; Since November 2004
Senior Vice President and Chief Financial Officer, HosePower U.S.A. (hydraulic and industrial hose company) (2010-present); Chief Financial Officer, W&O Supply, Inc. (maritime pipe, valve and fittings distribution company) (2001-2010).
				Four	None

Ed Vandergriff, Jr. c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Year of Birth: 1947	Trustee	Indefinite Term; Since November 2004	President, Development Catalysts (a real estate finance and development company) (2000-present).	Four	None

(1)	“Independent” trustees are trustees who are not deemed to be “interested persons” (as defined in the 1940 Act) of the Trust.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Officers
Donald C. White c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Year of Birth: 1960	Secretary and Treasurer	Indefinite Term; Since November 2004	Chief Financial Officer, Intrepid Capital Management Inc. (2003-present).	N/A	N/A

Trustees’ Qualifications and Experience

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-inclusive.  Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Mr. Mark Travis has been a Trustee and a portfolio manager of the Funds since the inception of the fund family.  Mr. Travis has broad experience and skill as a portfolio manager, as well as familiarity with the investment strategies utilized by the Adviser.

Roy F. Clarke, a retired dentist and private investor, has served as a Trustee of the Trust since 2004. Through his experience as a trustee and as a private investor, Dr. Clarke is experienced with financial, accounting, regulatory and investment matters.

Peter R. Osterman, Jr., has served as a Trustee of the Trust since 2004.   Besides his service as a Trustee, Mr. Osterman has extensive experience as a chief financial officer, which has provided him with a thorough knowledge of financial products and financial statements.

Ed Vandergriff, Jr. has served as a Trustee of the Trust since 2004.  Besides his service as a Trustee, Mr. Vandergriff’s experience as an employer and president of a real estate finance and development company has honed his understanding of financial statements and the complex issues that confront businesses.

Board Oversight of Risk

Through its direct oversight role, and indirectly through the Audit Committee, and officers of the Funds and service providers, the Board performs a risk oversight function for the Funds.  To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Funds; reviews and approves, as applicable, the compliance policies and procedures of the Funds; approves the Funds’ principal investment policies; adopts policies and procedures designed to deter market timing; meets with representatives of various service providers, including the Adviser and the independent registered public accounting firm of the Funds, to review and discuss the activities of the Funds and to provide direction with respect thereto; and appoints a chief compliance officer of the Funds who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their service providers.

The Corporation has an Audit Committee, which plays a significant role in the risk oversight of the Funds as it meets annually with the auditors of the Funds and quarterly with the Funds’ chief compliance officer.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects.  It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds, the Adviser or other service providers.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals.  As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations.

Trustees Ownership of Shares as of December 31, 2012

Dollar Range of Shares Owned:	Interested Trustee:	Independent Trustees:
	Mark F. Travis	Roy F. Clarke	Peter R. Osterman, Jr.	Ed Vandergriff, Jr.
Intrepid Capital Fund	Over $100,000	$10,001-$50,000	$0	Over $100,000
Intrepid Small Cap Fund	Over $100,000	$10,001-$50,000	$50,001-$100,000	Over $100,000
Intrepid Income Fund	Over $100,000	$1-$10,000	$0	Over $100,000
Intrepid All Cap Fund	Over $100,000	$1-$10,000	$0	$0
Aggregate Dollar Range of Equity Securities in the Intrepid Capital Management Funds Trust	Over $100,000	$10,001-$50,000	$50,001-$100,000	Over $100,000

Compensation

The Trust’s standard method of compensating non-interested Trustees is to pay each such Trustee an annual retainer of $4,000 (which is then invested in shares of the Funds as designated by each Trustee) and a fee of $4,000 for each meeting of the Board of Trustees attended.  Effective August 30, 2012, the non-interested Trustees receive a fee of $1,250 for each Audit Committee meeting attended. The Trust also reimburses such Trustees for their reasonable travel expenses incurred in attending meetings of the Board of Trustees.  The Trust does not provide pension or retirement benefits to its Trustees and officers.  The aggregate compensation paid by the Trust to each Trustee during the Trust’s fiscal period ending September 30, 2012 is set forth below:

Name of Person, Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust Paid to Trustees
Independent Trustees
Roy F. Clarke	$21,250	$0	$0	$21,250
Peter R. Osterman, Jr.	$21,250	$0	$0	$21,250
Ed Vandergriff, Jr.	$21,250	$0	$0	$21,250

Interested Trustee
Mark F. Travis	$0	$0	$0	$0

Committees

The Trust’s Board of Trustees has created an Audit Committee, whose members are Messrs. Clarke, Osterman and Vandergriff.  The primary functions of the Audit Committee are to select the independent registered public accounting firm to be retained to perform the annual audit of the Funds, to review the results of the audit, to review the Trust’s internal controls and to review certain other matters relating to the Trust’s independent registered public accounting firm and financial records.  The Trust’s Board of Trustees has no other committees.  The Audit Committee met twice during the Trust’s fiscal year ending September 30, 2012.

Proxy Voting Policy

Each Fund votes proxies in accordance with the Adviser’s proxy voting policy. The Adviser votes proxies in a manner that it believes is consistent with the economic best interests of each Fund. In accordance with its duty of care, the Adviser monitors proxy proposals just as it monitors other corporate events affecting the companies in which the Funds invest.

With respect to routine matters, the Adviser will tend to vote with management, although it reserves the right to vote otherwise.  Routine proposals are those that do not change the structure, bylaws or operations of the company.

The Adviser generally supports management with respect to social, environmental, or political proposals.

The Adviser generally votes against poison pills, green mail, super-majority voting provisions, golden parachute arrangements, staggered board arrangements and the creation of classes of stock with superior voting rights.  The Adviser generally votes in favor of maintaining preemptive rights for shareholders and cumulative voting rights.  Whether or not the Adviser votes in favor of or against a proposal to a merger, acquisition or spin-off depends on its evaluation of the impact of the transaction on the Fund.  The Adviser generally votes in favor of transactions paying what it believes to be a fair price in cash or liquid securities and against transactions which it believes do not.

In circumstances that the Adviser would vote against management’s recommendations, an explanation as to the reason for divergence from the recommendation would be documented and maintained by the Adviser.

There may be instances where the interests of the Adviser may conflict or appear to conflict with the interests of a Fund.  In such situations the Adviser will, consistent with its duty of care and duty of loyalty, vote the securities in accordance with its pre-determined voting policy, but only after disclosing any such conflict to the Trust’s Board of Trustees prior to voting and affording the Board the opportunity to direct the Adviser in the voting of such securities.

Information on how the Funds voted proxies relating to its portfolio securities during the most recent twelve-month period ending June 30 is available at the Fund’s website at http://www.intrepidcapitalfunds.com or the website of the SEC at http://www.sec.gov.

Code of Ethics

The Trust and the Adviser have adopted a code of ethics pursuant to Rule 17j-1 under the Act.  Subject to certain conditions, the code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Funds.  The code of ethics prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Funds.

MANAGEMENT OWNERSHIP, PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.  The Funds do not know of any person who owns beneficially or through controlled companies more than 25% of a Fund’s shares or who acknowledges the existence of control.  As of December 31, 2012, the following shareholders were considered to be principal shareholders of a Fund:

Intrepid Capital Fund – Investor Class

Name and Address	% Ownership	Nature of Ownership
Merrill Lynch, Pierce, Fenner & Smith 4800 Deer Lake Drive E Floor 1 Jacksonville, FL 32246	27.57%	Holder of Record

Charles Schwab & Co. 101 Montgomery Street San Francisco, CA 94104-4151	26.81%	Holder of Record

National Financial Services LLC 200 Liberty Street New York, NY 10281-1003	17.96%	Holder of Record

TD Ameritrade, Inc. 4211 S. 102nd Street Omaha, NE 68127	5.76%	Holder of Record

Intrepid Capital Fund – Institutional Class

Name and Address	% Ownership	Nature of Ownership
Charles Schwab & Co. 101 Montgomery Street San Francisco, CA 94104	38.58%	Holder of Record

Merrill Lynch, Pierce, Fenner & Smith 4800 Deer Lake Drive E Floor 1 Jacksonville FL 32246	11.30%	Holder of Record

Intrepid Small Cap Fund – Investor Class

Name and Address	% Ownership	Nature of Ownership
Charles Schwab & Co. 101 Montgomery Street San Francisco, CA 94104	36.27%	Holder of Record

National Financial Services LLC 200 Liberty Street New York, NY 10281	35.54%	Holder of Record

Merrill Lynch, Pierce, Fenner & Smith 4800 Deer Lake Drive E Floor 1 Jacksonville FL 32246	5.06%	Holder of Record

Intrepid Small Cap Fund – Institutional Class

Name and Address	% Ownership	Nature of Ownership
Charles Schwab & Co. 101 Montgomery Street San Francisco, CA 94104	45.27%	Holder of Record

National Financial Services LLC 200 Liberty Street New York, NY 10281	12.28%	Holder of Record

TD Ameritrade Trust Co. P.O. Box 17748 Denver, CO 80217	7.98%	Holder of Record

Intrepid Income Fund – Investor Class

Name and Address	% Ownership	Nature of Ownership
Charles Schwab & Co. 101 Montgomery Street San Francisco, CA 94104	29.40%	Holder of Record

National Financial Services LLC 200 Liberty Street New York, NY 10281-1003	22.78%	Holder of Record

Merrill Lynch, Pierce, Fenner & Smith 4800 Deer Lake Drive E Floor 1 Jacksonville, FL 32246	8.62%	Holder of Record

Intrepid Income Fund – Institutional Class

Name and Address	% Ownership	Nature of Ownership
Charles Schwab & Co. 101 Montgomery Street San Francisco, CA 94104	58.72%	Holder of Record

Alan J. & Pamela L. Green PO Box 831575 Dallas, TX 75283	5.02%	Beneficial Owner

Intrepid All Cap Fund – Investor Class*

Name and Address	% Ownership	Nature of Ownership
Charles Schwab & Co. 101 Montgomery Street San Francisco, CA 94104	58.34%	Holder of Record

* The Institutional Class shares of the Intrepid All Cap Fund had not commenced operations as of the date of this SAI.

As of December 31, 2012, the Trustees and Officers as a group owned less than 1% of the outstanding shares of each Fund.

MANAGEMENT OF THE TRUST

Investment Adviser

The investment adviser to each Fund is Intrepid Capital Management, Inc., 1400 Marsh Landing Pkwy. Suite 106, Jacksonville Beach, FL 32250.  The Adviser is a wholly-owned subsidiary of Intrepid Capital Corporation.

Pursuant to each Advisory Agreement, the Adviser furnishes continuous investment advisory services to the Funds.  The Adviser supervises and manages the investment portfolio of each Fund and, subject to such policies as the Board of Trustees of the Trust may determine, directs the purchase or sale of investment securities in the day-to-day management of each Fund.  Under the Advisory Agreements, the Adviser, at its own expense and without separate reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Funds and maintaining their organization; bears all sales and promotional expenses of the Funds, other than distribution expenses paid by the Funds pursuant to the Funds’ Service and Distribution Plan, and expenses incurred in complying with the laws regulating the issue or sale of securities; and pays salaries and fees of all officers and trustees of the Trust (except the fees paid to trustees who are not officers of the Trust).  For the foregoing, (i) the Intrepid Capital Fund pays the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% on the first $500 million of that Fund’s average daily net assets and 0.80% of that Fund’s average daily net assets in excess of $500 million; (ii) the Intrepid Small Cap Fund pays the Adviser a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets; (iii) the Intrepid Income Fund  pays the Adviser a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets; and (iv) the Intrepid All Cap Fund pays the Adviser a monthly fee at the annual rate of 1.00% based on the first $500 million of that Fund’s average daily net assets and 0.80% of that Fund’s average daily net assets in excess of $500 million.

The Funds pay all of their expenses not assumed by the Adviser, including, but not limited to, the costs of preparing and printing the registration statements required under the Securities Act and the 1940 Act and any amendments thereto, the expenses of registering their shares with the SEC and in various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of trustee and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions and expenses incurred in connection with portfolio transactions.  The Trust also pays the fees of trustees who are not officers of the Trust, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian having custody of assets of the Funds, expenses of calculating NAVs and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars and share transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems relating thereto.

Pursuant to the Advisory Agreements, the Adviser has undertaken to reimburse each Fund to the extent that its aggregate annual operating expenses, including the investment advisory fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Fund are qualified for sale impose no such restrictions, 3.00% (currently no state imposes such restrictions).

In addition, under separate agreements, the Adviser has contractually agreed to reduce its fees and/or reimburse the Funds to the extent necessary to ensure that net annual operating expenses (excluding acquired fund fees and expenses) do not exceed a stated maximum percentage (“cap”) for the period ending on January 31, 2014 for the Funds.  Under these agreements, the Adviser may recapture waived fees and expenses it pays for a three-year period under specified conditions (in no event may a Fund’s expenses exceed the expense limitation).  As of the date of this SAI, the expense cap for each Fund is as follows:

Fund	Expense Cap
Intrepid Capital Fund
Investor Class	1.40%
Institutional Class	1.15%
Intrepid Small Cap Fund
Investor Class	1.40%
Institutional Class	1.15%
Intrepid Income Fund
Investor Class	1.15%
Institutional Class	0.90%
Intrepid All Cap Fund
Investor Class	1.40%
Institutional Class	1.15%

Each Fund monitors its expense ratio on a monthly basis.  If the accrued amount of the expenses of a Fund exceeds the expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess.  In such a situation the monthly payment of the Adviser’s fee will be reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Adviser’s fee, the Adviser will pay the Fund the amount of such difference), subject to adjustment month by month during the balance of the Fund’s fiscal year if accrued expenses thereafter fall below this limit.

The Advisory Agreements will remain in effect as long as their continuance is specifically approved at least annually (i) by the Board of Trustees of the Trust or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the applicable Fund; and (ii) by the vote of a majority of the trustees of the Trust who are not parties to the Advisory Agreements or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval.  Each Advisory Agreement provides that it may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by vote of the majority of the applicable Fund’s shareholders on a 60 day written notice to the Adviser, and by the Adviser on the same notice to the Trust, and that it shall be automatically terminated if it is assigned.

Each Advisory Agreement provides that the Adviser shall not be liable to the Trust or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.  Each Advisory Agreement also provides that the Adviser and its officers, trustees and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

The table below shows the amount of advisory fees paid by each of the Funds and the amount of fees waived and/or reimbursed by the Adviser for the fiscal periods shown.

	Advisory Fees Incurred	Waived Fees and/or Reimbursed Expenses by Adviser	Recouped Fees and Expenses	Net Fees Paid to the Adviser

Intrepid Capital Fund
Year Ended September 30, 2012	$3,550,086	$154,544	$0	$3,395,542
Year Ended September 30, 2011	$3,074,092	$191,305	$0	$2,882,787
Year Ended September 30, 2010	$1,249,407	$119,037	$0	$1,130,370

Intrepid Small Cap Fund
Year Ended September 30, 2012	$7,410,306	$330,578	$0	$7,079,728
Year Ended September 30, 2011	$7,032,158	$353,297	$0	$6,678,861
Year Ended September 30, 2010	$3,867,666	$349,588	$0	$3,518,078

Intrepid Income Fund
Year Ended September 30, 2012	$699,687	$104,137	$0	$595,550
Year Ended September 30, 2011	$587,060	$132,953	$0	$454,107
Year Ended September 30, 2010	$476,923	$63,406	$0	$413,517

Intrepid All Cap Fund
Year Ended September 30, 2012	$441,231	$89,179	$0	$352,052
Year Ended September 30, 2011	$335,520	$58,383	$8,344	$285,481
Year Ended September 30, 2010	$201,606	$14,970	$8,865	$195,501

Waived fees and/or reimbursed expenses subject to potential recovery by the Adviser by year of expiration are as follows:

	Year of Expiration
	9/30/13	9/30/14	9/30/15
Intrepid Capital Fund	$119,037	$191,305	$154,544
Intrepid Small Cap Fund	$349,588	$353,297	$330,578
Intrepid Income Fund	$63,406	$132,953	$104,137
Intrepid All Cap Fund	$14,971	$58,383	$89,179

Administrator

The administrator to the Trust is U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”).  Pursuant to a Fund Administration Servicing Agreement (the “Administration Agreement”) entered into between the Trust and the Administrator relating to the Funds, the Administrator maintains the books, accounts and other documents required by the Act, responds to shareholder inquiries, prepares each Fund’s financial statements and tax returns, prepares certain reports and filings with the SEC and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps up and maintains each Fund’s financial and accounting records and generally assists in all aspects of each Fund’s operations.  The Administrator, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreement.  For the foregoing, the Administrator will receive from each Fund a fee, paid monthly, at an annual rate of 0.07% for the first $1.5 billion of the Fund’s average net assets, 0.05% for the next $1 billion of the Fund’s average net assets and 0.03% of the Fund’s average net assets in excess of $2.5 billion, plus reimbursement for out-of-pocket expenses.  Notwithstanding the foregoing, the Administrator’s minimum annual fee is $160,000 for the Funds.  The Administration Agreement will remain in effect until terminated by either party.  The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees of the Trust upon the giving of a 90 day written notice to the Administrator, or by the Administrator upon the giving of a 90 day written notice to the Trust.

Under the Administration Agreement, the Administrator shall exercise reasonable care and is not liable for any error or judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.

The table below shows the amount of fees paid by the Intrepid Capital Fund, the Intrepid Small Cap Fund, the Intrepid Income Fund and the Intrepid All Cap Fund to the Administrator for the fiscal period shown.

Fiscal Period	Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund	Intrepid All Cap Fund
Year Ended September 30, 2012	$322,601	$631,366	$83,104	$39,418
Year Ended September 30, 2011	$268,220	$579,346	$70,084	$35,622
Year Ended September 30, 2010	$108,312	$332,562	$55,656	$33,197

Custodian

U.S. Bank, N.A., (the “Custodian”) 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53202, an affiliate of U.S. Bancorp Fund Services, LLC and the Distributor, serves as custodian of the assets of the Fund pursuant to a Custody Agreement.  Under the Custody Agreement, the Custodian has agreed to (i) maintain a separate account in the name of each Fund; (ii) make receipts and disbursements of money on behalf of each Fund; (iii) collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and; (v) make periodic reports to each Fund concerning the Fund’s operations.

Transfer Agent, Dividend Disbursing Agent and Fund Accountant

U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as transfer agent and dividend disbursing agent for the Funds under a Transfer Agent Agreement.  As transfer and dividend disbursing agent, USBFS has agreed to (i) issue and redeem shares of the Funds; (ii) make dividend and other distributions to shareholders of the Funds; (iii) respond to correspondence by Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds.

In addition, the Trust has entered into a Fund Accounting Servicing Agreement with USBFS pursuant to which USBFS has agreed to maintain the financial accounts and records of the Funds and provide other accounting services to the Funds.  For its accounting services, USBFS is entitled to receive fees, payable monthly, based on the total annual rate of $105,000 for the first $30 million in average net assets of the Trust, 0.02% on the next $300 million in average net assets, 0.01% on the next $1 billion in average net assets, and 0.0075% on the balance, plus reimbursement for out-of-pocket expenses.

Distributor

Quasar Distributors, LLC (the “Distributor”), an affiliate of USBFS and the Custodian, acts as distributor for the Funds under a Distribution Agreement.  Its principal business address is 615 East Michigan Street, Milwaukee, WI 53202.  The Distributor sells each Fund’s shares on a best efforts basis.  Shares of the Funds are offered continuously.

For the fiscal year ended September 30, 2012, the Distributor received $168,710 as compensation from the Trust for distribution services for the Trust.

PORTFOLIO MANAGERS

The sole investment adviser to the Funds is Intrepid Capital Management, Inc.  The portfolio managers for the Funds have responsibility for the day-to-day management of accounts other than the Funds.  Information regarding these other accounts is set forth below.  The number of accounts and assets is shown as of September 30, 2012.

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Mark Travis	0	1	11	0	1	0
	$0	$33 million	$35 million	$0	$33 million	$0

Gregory Estes	0	0	3	0	0	0
	$0	$0	$3.4 million	$0	$0	$0

Jayme Wiggins	0	1	4	0	0	0
	$0	$1.1 million	$2.9 million	$0	$0	$0

Ben Franklin	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

Jason Lazarus	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

The portfolio managers are responsible for managing other accounts.  The Adviser typically assigns accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting strategies of accounts.  Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Adviser or one of its affiliates in an account, the fact that one account has a performance-based investment advisory fee and certain trading practices used by the portfolio managers (for example, cross trades between a Fund and another account and allocation of aggregated trades).  The Adviser has developed policies and procedures reasonably designed to mitigate these conflicts.  In particular, the Adviser has adopted policies limiting the ability of portfolio managers to effect cross trades and policies to ensure the fair allocation of securities purchased on an aggregated basis.

The portfolio managers are compensated in various forms.  The following table outlines the forms of compensation paid to each portfolio manager as of September 30, 2012.

Name of Portfolio Manager	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method)
Mark Travis	Salary	Intrepid Capital Management, Inc.
Mr. Travis’ salary is determined on an annual basis and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

	Bonus	Intrepid Capital Management, Inc.	Mr. Travis receives a bonus based on the profitability of the Adviser.

Name of Portfolio Manager	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method)

Gregory Estes	Salary	Intrepid Capital Management, Inc.
Mr. Estes’ salary is determined on an annual basis and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

	Bonus	Intrepid Capital Management, Inc.	Mr. Estes receives a bonus based on his performance and the profitability of the Adviser.

Jayme Wiggins	Salary	Intrepid Capital Management, Inc.
Mr. Wiggins’ salary is determined on an annual basis and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

	Bonus	Intrepid Capital Management, Inc.	Mr. Wiggins receives a bonus based on his performance and the profitability of the Adviser.

Ben Franklin	Salary	Intrepid Capital Management, Inc.
Mr. Franklin’s salary is determined on an annual basis and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

	Bonus	Intrepid Capital Management, Inc.	Mr. Franklin receives a bonus based on his performance and the profitability of the Adviser.

Jason Lazarus	Salary	Intrepid Capital Management, Inc.
Mr. Lazarus’ salary is determined on an annual basis and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

	Bonus	Intrepid Capital Management, Inc.	Mr. Lazarus receives a bonus based on his performance and the profitability of the Adviser.

The following table sets forth the dollar range of Fund shares beneficially owned by each portfolio manager as of September 30, 2012, stated using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or over $1,000,000.

Fund / Portfolio Manager	Dollar Range of Shares Owned
Intrepid Capital Fund
Mark Travis	$100,001-$500,000
Gregory Estes	$1-$10,000
Jayme Wiggins	$1-$10,000
Jason Lazarus	None

Intrepid Small Cap Fund
Mark Travis	$100,001-$500,000
Gregory Estes	$10,001-$50,000
Jayme Wiggins	$50,001-$100,000

Fund / Portfolio Manager	Dollar Range of Shares Owned
Intrepid Income Fund
Mark Travis	$100,001-$500,000
Ben Franklin	$10,001-$50,000
Jason Lazarus	$ 50,001-$100,000

Intrepid All Cap Fund
Mark Travis	$100,001-$500,000
Gregory Estes	$50,001-$100,000
Jayme Wiggins	$10,001-$50,000

DETERMINATION OF NET ASSET VALUE

The NAV of each Fund will normally be determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, when any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.  The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency.  The staff of the SEC considers the NYSE to be closed on any day when it is not open for trading the entire day.  On days when the NYSE is not open for trading the entire day, a Fund may, but is not obligated to, determine its NAV.

The per share NAV of a Fund is determined by dividing the value of the Fund’s net assets (i.e., its assets less its liabilities) by the total number of its shares outstanding at that time.  Due to the fact that different expenses are charged to the Institutional Class and Investor Class of the Funds, the NAV of the two classes of a Fund may vary. In determining the NAV of each Fund’s shares, securities that are listed on national securities exchanges are valued at the last sales price on the securities exchange on which such securities are primarily traded.  Securities that are traded on the NASDAQ® Global Select Market, NASDAQ® Global Market or the NASDAQ® Capital MarketSM (collectively “NASDAQ® traded securities”) are valued at the NASDAQ® Official Closing Price (“NOCP”).  Exchange-traded securities for which there were no transactions and NASDAQ® traded securities for which there is no NOCP are valued at the most recent bid price.  Other securities will be valued by an independent pricing service at the most recent bid price, if market quotations are readily available.  Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Board of Trustees.

An example of how the Funds calculated the net asset value per share as of September 30, 2012 is as follows:

Net Assets	=	Net Asset Value per share
Shares Outstanding

Intrepid Capital Fund – Investor Class

$288,462,492	$11.69
24,680,210

Intrepid Capital Fund – Institutional Class

$100,500,888	$11.70
8,593,229

Intrepid Small Cap Fund – Investor Class

$699,195,519	$15.80
44,251,677

Intrepid Small Cap Fund – Institutional Class

$64,581,466	$15.93
4,052,825

Intrepid Income Fund – Investor Class

$39,755,912	$9.81
4,052,546

Intrepid Income Fund – Institutional Class

$63,085,352	$9.80
6,438,084

Intrepid All Cap Fund – Investor Class

$46,975,307	$10.48
4,481,969

An example is not provided for the Institutional Class shares of the Intrepid All Cap Fund since it had not commenced operations as of the date of this SAI.

DISTRIBUTION OF SHARES

The Trust has adopted a Service and Distribution Plan (the “Plan”).  The Plan was adopted in anticipation that the Investor Class shares of the Funds, will benefit from the Plan through increased sale of shares, thereby reducing the expense ratio of each Fund’s Investor Class of shares and providing the Adviser greater flexibility in management.  The Plan authorizes payments by each Fund’s Investor Class in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the average daily net assets of each Fund’s Investor Class of shares.  Amounts paid under the Plan by the Investor Class may be spent by a Fund on any activities or expenses primarily intended to result in the sale of Investor Class shares of the Fund, including, but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.  To the extent any activity is one that a Fund may finance without a plan pursuant to Rule 12b-1, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

The Plan may be terminated by a Fund at any time by a vote of the trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the “Rule 12b-1 Trustees”) or by a vote of a majority of the outstanding shares of the Fund.  Messrs. Clarke, Osterman and Vandergriff are currently the Rule 12b-1 Trustees.  Any change in the Plan that would materially increase the distribution expenses of a Fund provided for in the Plan requires the approval of the Board of Trustees, including the Rule 12b-1 Trustees, and a majority of the Fund’s outstanding shares.

While the Plan is in effect, the selection and nomination of trustees who are not interested persons of the Trust will be committed to the discretion of the trustees of the Trust who are not interested persons of the Trust.  The Board of Trustees of the Trust must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the Distributor or officers of the Trust.  The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Trustees, including the Rule 12b-1 Trustees.

The tables below show the amount of 12b-1 fees paid by the Investor Classes of the Funds for the fiscal year ended September 30, 2012.

12b-1 fees paid
Fund	Year Ended September 30, 2012
Intrepid Capital Fund – Investor Class	$ 658,406
Intrepid Small Cap Fund – Investor Class	$1,692,473
Intrepid Income Fund – Investor Class	$ 94,733
Intrepid All Cap Fund – Investor Class	$ 110,308

For the fiscal year ended September 30, 2012, the following amounts were paid pursuant to the Distribution Plan:

	12b-1 Expenses Paid
	Intrepid Capital Fund – Investor Class	Intrepid Small Cap Fund – Investor Class	Intrepid Income Fund – Investor Class	Intrepid All Cap Fund – Investor Class
Advertising and Marketing	$ 38,122	$ 96,471	$14,049	$ 6,817
Printing and Postage	$ 4,016	$ 8,462	$ 1,279	$ 827
Payment to distributor	$ 47,142	$ 98,502	$14,418	$ 8,648
Payment to dealers	$569,126	$1,489,038	$64,987	$94,016
Compensation to sales personnel	$ 0	$ 0	$ 0	$ 0
Other Marketing Expenses	$ 0	$ 0	$ 0	$ 0

AUTOMATIC INVESTMENT PLAN AND TELEPHONE PURCHASES

The Funds offer an automatic investment option pursuant to which money will be moved from a shareholder’s bank account to the shareholder’s Fund account on the schedule (e.g., monthly or quarterly) the shareholder selects.  The minimum initial amount of investment in each Fund is $2,500 for Investor Class shares and $250,000 for Institutional Class shares.  Subsequent investments in the Investor Class or Institutional Class shares of a Fund may be made with a minimum investment of $100.

The Funds offer a telephone purchase option pursuant to which money will be moved from a shareholder’s bank account to the shareholder’s Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members can be used for telephone transactions.  Shares will be purchased at the NAV calculated on the day of your purchase order if your purchase order is received prior to the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time).   The minimum amount that can be transferred by telephone is $100.

Anti-Money Laundering Program

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

REDEMPTION OF SHARES

A shareholder’s right to redeem shares of the Funds will be suspended and the right to payment postponed for more than seven days for any period during which the NYSE is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (i) trading on the NYSE is restricted pursuant to rules and regulations of the SEC; (ii) the SEC has by order permitted such suspension; or (iii) such emergency, as defined by rules and regulations of the SEC, exists as a result of which it is not reasonably practicable for a Fund to dispose of its securities or fairly to determine the value of its net assets.

Each Fund imposes a 2% redemption fee on the value of shares redeemed 30 days or less after purchase.  The 2% redemption fee does not apply to exchanges between the Funds.  The redemption fee will not apply to (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but will apply to IRA accounts; or (c) through systematic programs such as the systematic withdrawal plan, automatic investment plan and systematic exchange plans.  The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Fund.

In calculating whether a redemption of a Fund’s shares is subject to a redemption fee, a shareholder’s holdings will be viewed on a “first in/first out” basis.  This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest.  The fee will be calculated based on the current NAV of the shares as of the redemption date.

SYSTEMATIC WITHDRAWAL PLAN

An investor who owns Investor Class shares of a Fund worth at least $10,000 (at least $350,000 in the case of the Institutional Class shares of a Fund) at the current NAV may, by completing an application which may be obtained from the Trust or USBFS, create a Systematic Withdrawal Plan (“SWP”) from which a fixed sum will be paid to the investor at regular intervals.  To establish the SWP, the investor deposits Fund shares with the Trust and appoints the Trust as agent to effect redemptions of shares held in the account for the purpose of making monthly or quarterly withdrawal payments of a fixed amount to the investor out of the account.  Fund shares deposited by the investor in the account need not be endorsed or accompanied by a stock power if registered in the same name as the account; otherwise, a properly executed endorsement or stock power, obtained from any bank, broker-dealer or the Trust is required.  The investor’s signature may be required to be guaranteed by a bank, a member firm of a national stock exchange or other eligible guarantor.

The minimum amount of a withdrawal payment is $100.  These payments will be made from the proceeds of periodic redemptions of shares in the account at NAV.  Redemptions will be made in accordance with the schedule (e.g., monthly, quarterly or yearly, but in no event more frequently than monthly) selected by the investor.  If a scheduled redemption is a weekend or a holiday, such redemption will be made on the next business day.  Because a SWP may reduce, and eventually deplete, your account over time, investors may want to consider reinvesting all income dividends and capital gains distributions payable by each Fund.  The investor may purchase or transfer additional Fund shares in his or her account at any time.

Withdrawal payments cannot be considered as yield or income on the investor’s investment, since portions of each payment will normally consist of a return of capital.  Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of a Fund’s portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the investor’s account.

The investor may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee’s address, by notifying USBFS in writing five days prior to the effective date.

ALLOCATION OF PORTFOLIO BROKERAGE

General

Each Fund’s securities trading and brokerage policies and procedures are reviewed by and subject to the supervision of the Trust’s Board of Trustees.  Decisions to buy and sell securities for the Funds are made by the Adviser subject to review by the Trust’s Board of Trustees.  In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraphs.  Many of these transactions involve payment of a brokerage commission by the Funds.  In some cases, transactions are with firms who act as principals of their own accounts.  In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations.  Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities) and the broker’s reputation, financial strength and stability.  The most favorable price to a Fund means the best net price (namely, the price after giving effect to commissions, if any).  Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., “markups” when a market maker sells a security and “markdowns” when the market maker purchases a security).  In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

In allocating brokerage business for the Funds, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts for consultation.  While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreements.  Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients.  The Advisory Agreements provide that the Adviser may cause the Funds to pay a broker that provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser’s overall responsibilities with respect to the Funds and the other accounts as to which it exercises investment discretion.

Brokerage Commissions

An aggregate brokerage commission paid by the Intrepid Capital Fund, the Intrepid Small Cap Fund, the Intrepid Income Fund and the Intrepid All Cap Fund for the following fiscal periods is shown in the table below.

	Brokerage Fees Paid
Fund	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Intrepid Capital Fund	$ 440,947	$ 482,003	$209,938
Intrepid Small Cap Fund	$1,080,723	$1,235,153	$748,469
Intrepid Income Fund	$ 9,639	$ 4,565	$ 570
Intrepid All Cap Fund	$ 74,388	$ 57,267	$ 27,021

The Intrepid Small Cap Fund paid materially higher brokerage commissions in fiscal 2011 compared to fiscal 2010 due to an increase in net assets during those fiscal years.

Aggregate brokerage commissions paid by the Intrepid Capital Fund, the Intrepid Small Cap Fund, the Intrepid Income Fund and the Intrepid All Cap Fund to brokers who provided brokerage and research services for the fiscal year ended September 30, 2012 are shown in the table below.

	Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund	Intrepid All Cap Fund
Commissions Paid to Brokers Who Supplied Research Services	$ 0	$ 65,707	$ 0	$ 8,455
Total Dollar Amount Involved in Such Transactions	$ 0	$57,255,785	$ 0	$10,324,917

The SEC requires the Trust to provide certain information for those Funds that held securities of their regular brokers or dealers (or their parents) during the Trust’s most recent fiscal year.  The following tables identify, for each applicable Fund, those brokers or dealers and the value of the Fund’s aggregate holdings of the securities of each such issuer as of the fiscal year ended September 30, 2012.

Intrepid Capital Fund
Broker-Dealer	Aggregate Value
Bank of New York Mellon	$9,115,860

Intrepid All Cap Fund
Broker-Dealer	Aggregate Value
Bank of New York Mellon	$1,897,818

TAXES

Set forth below is a summary of certain United States federal income tax considerations applicable to the Fund and the purchase, ownership and disposition of shares. This discussion does not purport to be a complete description of the income tax considerations that may be applicable to an investment in the Fund. For example, this summary does not discuss certain tax considerations that may be relevant to non U.S. holders or holders who are subject to special rules under the Internal Revenue Code (the “Code”), including shareholders subject to the alternative minimum tax, tax-exempt organizations, certain financial institutions, dealers in securities, and pension plans and trusts.  In addition, this summary does not discuss any aspect of U.S. estate or gift tax or foreign, state, or local taxes.

Taxation of the Fund

The Fund has elected to be treated, has qualified, and intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”).  To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the sources of its income and the diversification of its assets.  If the Fund so qualifies as a regulated investment company and distributes to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain), it will not be subject to U.S. federal income tax on its investment company taxable income (including net short-term capital gain, if any), realized during any fiscal year, or on its net capital gain realized during any fiscal year, to the extent that it distributes such income and gain to the Fund’s shareholders. If the Fund failed to qualify as a regulated investment company under Subchapter M in any fiscal year, it would be treated as a corporation for federal income tax purposes and as such, the Fund (but not its shareholders) would be required to pay income taxes on the Fund’s net investment income and net realized capital gains, if any, at the rates generally applicable to corporations, whether or not the Fund distributed such income or gains.  In addition, distributions to the Fund’s shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

As a regulated investment company, the Fund is generally not allowed to utilize any net operating loss realized in a taxable year in computing investment company taxable income in any prior or subsequent taxable year.  The Fund may, however, carry forward capital losses in excess of capital gains (“net capital losses”) from a taxable year to offset capital gains, if any, realized in a subsequent taxable year, subject to certain limitations.  If the net capital losses were incurred in a taxable year beginning on or before December 22, 2010 (“pre-2011 capital losses”), such capital losses may be carried forward eight taxable years and in the year to which they are carried forward, such losses are treated as short-term capital losses that offset short-term capital gains and then offset long-term capital gains.  Net capital losses incurred in taxable years beginning after December 22, 2010 (“post-2010 capital losses”) may be carried forward for an unlimited period, but will be required to be utilized prior to pre-2011 capital losses, which carry an expiration date.  As a result of this ordering rule, pre-2011 capital loss carryforwards could expire unused if capital gains in excess of post-2010 capital losses are insufficient to absorb the pre-2011 capital losses prior to their expiration.  Additionally, post-2010 capital losses retain their character as either short-term or long-term capital losses rather than being considered all short-term as required for pre-2011 capital losses.

The Fund will be subject to federal income tax at regular corporate rates on any investment company taxable income or net capital gains that it does not distribute to its shareholders. The Fund intends to distribute substantially all of such income each fiscal year. The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year.  In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year.  While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% nondeductible excise tax, there can be no assurance that sufficient amounts of the Fund’s taxable income and capital gain will be distributed to avoid entirely the imposition of the excise tax.  In that event, the Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

Taxation of Shareholders

Dividends from net investment income, including short-term capital gains, are taxable to shareholders as ordinary income (although a portion of such dividends may be taxable to shareholders at the lower rate applicable to dividend income), while distributions of net long-term capital gains are taxable as long-term capital gain regardless of the shareholder’s holding period for the shares.  Distributions from each Fund are taxable to shareholders, whether received in cash or in additional shares of the Fund.  In the case of domestic corporate shareholders, a portion of the Fund’s income distributions may be eligible for the 70% dividends-received deduction.

Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund will have the effect of reducing the per share NAV of such shares by the amount of the dividend or distribution.  Furthermore, if the NAV of the shares of a Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it is the economic equivalent of a return of capital to him or her.

Redemption of shares will generally result in a capital gain or loss for income tax purposes for shareholders who hold such shares for investment.  Such capital gain or loss will be long term or short term, depending on the shareholder’s holding period in the redeemed shares.  However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.  Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the original shares.  In that case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

In addition to reporting gross proceeds from redemptions, exchanges or other sales of mutual fund shares, federal law requires mutual funds, such as the Fund, to report to the IRS and shareholders the “cost basis” of shares acquired by shareholders on or after January 1, 2012 (“covered shares”) that are redeemed, exchanged or otherwise sold on or after such date.  These requirements generally do not apply to investments through a tax−deferred arrangement or to certain types of entities (such as C corporations).  S corporations, however, are not exempt from these new rules.

Please note that if a shareholder is a C corporation, unless the shareholder has previously notified the Fund in writing that it is a C corporation, the shareholder must complete a new Form W−9 exemption certificate informing the Fund of such C corporation status or the Fund will be obligated to presume that the shareholder is an S corporation and to report the cost basis of covered shares that are redeemed, exchanged or otherwise sold after January 1, 2012 to the IRS and to the shareholder pursuant to these rules.  Also, if a shareholder holds Fund shares through a broker (or another nominee), the shareholder should contact that broker (nominee) with respect to the reporting of cost basis and available elections for the shareholder’s account.

If a shareholder holds Fund shares directly, the shareholder may request that the shareholder’s cost basis be calculated and reported using any one of a number of IRS approved alternative methods.  A shareholder should contact the Fund to make, revoke or change the shareholder’s election.  If a shareholder does not affirmatively elect a cost basis method, the Fund will use the average cost basis method as its default method for determining the shareholder’s cost basis.

Shareholders should note that they will continue to be responsible for calculating and reporting the tax basis, as well as any corresponding gains or losses, of Fund shares purchased prior to January 1, 2012 and subsequently redeemed, exchanged or sold.  Shareholders are encouraged to consult with their tax advisors regarding the application of the new cost basis reporting rules to them and, in particular, which cost basis calculation method they should elect.  In addition, because the Fund is not required to, and in many cases does not possess the information to, take into account all possible basis, holding period or other adjustments into account in reporting cost basis information to shareholders, shareholders also should carefully review the cost basis information provided to them by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax return.

The Funds may be required to withhold Federal income tax at a rate of 28% (“backup withholding”) from dividend payments and redemption proceeds if a shareholder fails to furnish the Funds with his or her social security or other tax identification number and certify under penalty of perjury that such number is correct and that he or she is not subject to backup withholding due to the under reporting of income.  The certification form is included as part of the share purchase application and should be completed when the account is opened.

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions.

This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor.  Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in the Fund.

SHAREHOLDER MEETINGS AND ELECTION OF TRUSTEES

As a Delaware statutory trust, the Trust is not required to hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings.  The Trust, however, must hold shareholder meetings for such purposes as, for example:  (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment restrictions of a Fund; and (iii) filling vacancies on the Board of Trustees in the event that less than a majority of the Board of Trustees were elected by shareholders or if filling a vacancy would result in less than two-thirds of the trustees having been elected by shareholders.  However, matters affecting only one particular class can only be voted on by shareholders of that class.  In addition, the shareholders may remove any Trustee at any time, with or without cause, by vote of not less than a majority of the shares then outstanding.  Trustees may appoint successor Trustees.

CAPITAL STRUCTURE

Shares of Beneficial Interest

The Trust will issue new shares at its most current NAV.  The Trust is authorized to issue an unlimited number of shares of beneficial interest.  The Trust has registered an indefinite number of shares of each Fund under Rule 24f-2 of the 1940 Act.  Each share has one vote and is freely transferable; shares represent equal proportionate interests in the assets of the applicable Fund only and have identical voting, dividend, redemption, liquidation and other rights.  The shares, when issued and paid for in accordance with the terms of the Prospectus, are deemed to be fully paid and non-assessable.  Shares have no preemptive, cumulative voting, subscription or conversion rights.  Shares can be issued as full shares or as fractions of shares.  A fraction of a share has the same kind of rights and privileges as a full share on a pro-rata basis.

Additional Series

The Trustees may from time to time establish additional series or classes of shares without the approval of shareholders.  The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Trust’s Board of Trustees engaged Deloitte & Touche LLP, located at 111 South Wacker Drive, Chicago, Illinois 60606, to perform the annual audits of the Funds.

DESCRIPTION OF SECURITIES RATINGS

The Funds may invest in commercial paper and commercial paper master notes assigned ratings of either Standard & Poor’s Corporation (“Standard & Poor’s”) or Moody’s Investors Service, Inc. (“Moody’s”).  A brief description of the ratings symbols and their meanings follows.

Standard & Poor’s Commercial Paper Ratings

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest.  The categories rated A-3 or higher are as follows:

A-1.  This highest category indicates that the degree of safety regarding timely payment is strong.  Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2.  Capacity for timely payment on issues with this designation is satisfactory. However the relative degree of safety is not as high as for issuers designed “A-1.”

A-3.  Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

Moody’s Short-Term Debt Ratings.

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.  Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1.  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

1.	Leading market positions in well-established industries.

2.	High rates of return on funds employed.
3.	Conservative capitalization structure with moderate reliance on debt and ample asset protection.
4.	Broad margins in earnings coverage of fixed financial charges end high internal cash generation.
5.	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3.  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

The Funds may invest in debt securities of foreign countries rated AAA or AA by Standard & Poor’s.

Standard & Poor’s Ratings For Corporate Bonds
AAA	Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A
Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB
Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB
Debt rated “BB” has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which would lead to inadequate capacity to meet timely interest and principal payments.  The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB” or “BBB-” rating.

B
Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB-” rating.

CCC
Debt rated “CCC” has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The “CCC” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B-” rating.

CC	The rating “CC” typically is applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” or “CCC-” rating.
C
The rating “C” typically is applied to debt subordinated to senior debt that is assigned an actual or implied “CC” or “CC-” debt rating.  The “C” rating may be used to cover a situation where bankruptcy petition has been filed, but debt service payments are continued.

D
Debt rated “D” is in payment default.  The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during the period.  The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody’s Ratings for Bonds

Aaa
Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
Bonds that are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A
Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa
Bonds that are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B
Bonds that are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time many be small.

Caa	Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca	Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

INTREPID CAPITAL MANAGEMENT FUNDS TRUST

PART C

OTHER INFORMATION

Item 28.  Exhibits.

(a)	(1)	Certificate of Trust is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

(2)
Agreement and Declaration of Trust is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

(b)		By-Laws are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

(c)		Instruments Defining Rights of Security Holders – See relevant portions of Certificate of Trust, Agreement and Declaration of Trust and Bylaws.

(d)	(i)(A)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Capital Fund is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(i)(B)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 13, 2005.

(i)(C)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 13, 2007.

(i)(D)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid All Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 16, 2007.

(e)	(i)
Distribution Agreement between Intrepid Capital Management, Inc. and Quasar Distributors, LLC is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(ii)
Second Amendment to the Distribution Agreement, dated June 8, 2007, is herein incorporated by reference from the Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(iii)
Third Amendment to the Distribution Agreement, dated October 8, 2007, is herein incorporated by reference from the Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

	(iv)	Fourth Amendment to the Distribution Agreement – filed herewith.

(f)		Bonus, profit sharing contracts – None

(g)		Amended and Restated Custody Agreement – filed herewith.

(h)	(i)(A)
Fund Administration Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(i)(B)
First Amendment to the Fund Administration Servicing Agreement, dated June 8, 2007, is herein incorporated by reference from the Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008

(i)(C)
Second Amendment to the Fund Administration Servicing Agreement, dated October 8, 2007, is herein incorporated by reference from the Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(i)(D)
Third Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 2, 2009.

(i)(E)
Fourth Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 29, 2010.

(i)(F)
Fifth Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 12, 2010.

	(i)(G)	Sixth Amendment to the Fund Administration Servicing Agreement – filed herewith.

(ii)(A)
Transfer Agent Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(ii)(B)
Second Amendment to the Transfer Agent Servicing Agreement, dated June 8, 2007, is herein incorporated by reference from the Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(ii)(C)
Third Amendment to the Transfer Agent Servicing Agreement, dated October 8, 2007, is herein incorporated by reference from the Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(ii)(D)
Fourth Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 2, 2009.

(ii)(E)
Sixth Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 29, 2010.

(ii)(F)
Seventh Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 12, 2010.

(ii)(G)	Eighth Amendment to the Transfer Agent Servicing Agreement – filed herewith.

(iii)(A)
Fund Accounting Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(iii)(B)
First Amendment to the Fund Accounting Servicing Agreement, dated June 8, 2007, is herein incorporated by reference from the Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(iii)(C)
Second Amendment to the Fund Accounting Servicing Agreement, dated October 8, 2007, is herein incorporated by reference from the Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(iii)(D)
Third Amendment to the Fund Accounting Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 2, 2009.

(iii)(E)
Fourth Amendment to the Fund Accounting Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 29, 2010.

(iii)(F)
Fifth Amendment to the Fund Accounting Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 12, 2010.

(iii)(G)	Sixth Amendment to the Fund Accounting Servicing Agreement – filed herewith.

(iv)(A)
Operating Expenses Limitation Agreement dated May 1, 2010 between the Trust, on behalf of the Intrepid Capital Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2012.

(iv)(B)
Operating Expenses Limitation Agreement dated June 3, 2010 between the Trust, on behalf of the Intrepid All Cap Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2012.

(iv)(C)
Operating Expenses Limitation Agreement dated June 3, 2010 between the Trust, on behalf of the Intrepid Income Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2012.

(iv)(D)
Operating Expenses Limitation Agreement dated November 3, 2009 between the Trust, on behalf of the Intrepid Small Cap Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2012.

(i)
Opinion and consent of counsel is herein incorporated by reference from the Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 16, 2007.

(j)	(i)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(ii)
Powers of Attorney is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 3, 2004.

(k)		Financial statements omitted from prospectus – None

(l)
Initial Capital Agreements – Subscription agreement is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(m)
Form of Service and Distribution Plan pursuant to Rule 12b-1 is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

(n)
Amended Rule 18f-3 Plan is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 12, 2010.

(o)		Reserved

(p)
Code of Ethics of the Intrepid Capital Management Funds Trust and Intrepid Capital Management, Inc. is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

Item 29.  Persons Controlled by or Under Common Control with Registrant

None.

Item 30.  Indemnification

Reference is made to Article VI in the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.  In addition to the indemnification provisions contained in the Registrant’s Agreement and Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Custodian Agreement and Administration Agreement. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.  Business and Other Connections of Investment Adviser

Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 32.  Principal Underwriter

a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	IronBridge Funds, Inc.
Advisors Series Trust	Jacob Funds, Inc.
Aegis Funds	Jacob Funds II
Aegis Value Fund, Inc.	Jensen Portfolio, Inc.
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Investment Funds	LoCorr Investment Trust
Artio Select Opportunities Fund, Inc.	Lord Asset Management Trust
Barrett Opportunity Fund, Inc.	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brandywine Fund, Inc.	Merger Fund
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Brookfield Investment Funds	Monetta Trust

Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cushing Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
Empiric Funds, Inc.	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street EWM Funds Trust
Hennessy Funds, Inc.	Wall Street Fund, Inc.
Hennessy Mutual Funds, Inc.	Wexford Trust/PA
Hennessy SPARX Funds Trust	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust	YCG Funds

b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

c)	Not applicable.

Item 33.   Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant and Registrant's Administrator as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida; and all other records will be maintained by the Registrant's Administrator, U.S. Bancorp Fund Services, LLC at 615 East Michigan Street, Milwaukee, Wisconsin.

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Registrant undertakes to provide its Annual Report to shareholders upon request without charge to any recipient of a Prospectus.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that this Post-Effective Amendment No. 21 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jacksonville Beach and State of Florida on January 28, 2013.

Intrepid Capital Management Funds Trust

By: /s/ Mark F. Travis
Mark F. Travis
President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 21 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mark F. Travis	President and Trustee	January 28, 2013
Mark F. Travis

/s/ Donald C. White	Secretary and Treasurer	January 28, 2013
Donald C. White

Roy F. Clarke*	Trustee	January 28, 2013
Roy F. Clarke

Peter R. Osterman, Jr.*	Trustee	January 28, 2013
Peter R. Osterman, Jr.

Ed Vandergriff, Jr.*	Trustee	January 28, 2013
Ed Vandergriff, Jr.

*By: /s/ Mark F. Travis
Mark F. Travis Attorney-In Fact as Power of Attorney previously filed and incorporated herein by reference.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

(e)(iv)	Fourth Amendment to the Distribution Agreement

(g)	Amended and Restated Custody Agreement

(h)(i)(G)	Sixth Amendment to the Fund Administration Servicing Agreement

(h)(ii)(G)	Eighth Amendment to the Transfer Agent Servicing Agreement

(h)(iii)(G)	Sixth Amendment to the Fund Accounting Servicing Agreement

(j)(i)	Consent of Independent Registered Public Accounting Firm